UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number:
811-23511
Name of Fund:
BlackRock ETF Trust II
iShares High Yield Muni Active ETF

Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809
Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock ETF Trust II, 50 Hudson Yards, New York, NY 10001
Registrant's telephone number, including area code:
(800) 441-7762
Date of fiscal year end:
10/31/2026
Date of reporting period:
4/30/2026
Item 1 — Report to Stockholders
(a) The Report to Shareholders is attached herewith

iShares High Yield Muni Active ETF

HIMU | Cboe BZX Exchange

Semi-Annual Shareholder Report — April 30, 2026

This semi-annual shareholder report contains important information about iShares High Yield Muni Active ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 474‑2737.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares High Yield Muni Active ETF	$27	0.53%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$2,074,078,394
Number of Portfolio Holdings	839
Portfolio Turnover Rate	35%
What did the Fund invest in?
(as of April 30, 2026)
Sector allocation
Sector(a)	Percent of Total Investments(b)
County/City/Special District/School District	29.6%
Health	17.6%
Education	9.8%
Housing	9.2%
State	8.6%
Transportation	7.7%
Tobacco	6.9%
Corporate	6.1%
Utilities	4.4%
Construction & Engineering	0.1%
Ground Transportation	—	%(c)
Credit quality allocation
Credit Rating(d)	Percent of Total Investments(b)
AAA/Aaa	1.7%
AA/Aa	13.2%
A	5.0%
BBB/Baa	5.3%
BB/Ba	3.8%
B	1.5%
CCC/Caa	0.4%
N/R	69.1%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
(c)	Rounds to less than 0.1%.
(d)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares High Yield Muni Active ETF
Semi-Annual Shareholder Report — April 30, 2026
HIMU-04/26-SAR

(b) Not Applicable

Item 2 – Code of Ethics – Not Applicable to this semi-annual report

Item 3 – Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 – Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 – Audit Committee of Listed Registrant – Not Applicable

Item 6 – Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights for Open-End Management Investment Companies filed under Item 7 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 – Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are attached herewith.

April 30, 2026
2026 Semi-Annual Financial Statements and Additional Information (Unaudited)

BlackRock ETF Trust II
• iShares High Yield Muni Active ETF | HIMU | Cboe BZX Exchange

Not FDIC Insured • May Lose Value • No Bank Guarantee

Table of Contents

Derivative Financial Instruments
The Fund may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Fund must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Funds’ successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Funds’ investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

Derivative Financial Instruments

Schedule of Investments (unaudited)
April 30, 2026
iShares High Yield Muni Active ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Construction & Engineering — 0.1%
TimberHp By Go Lab, Inc.(a)	751,302	$ 1,404,935
Total Common Stocks — 0.1% (Cost: $1,291)		1,404,935

	Par (000)
Corporate Bonds
Ground Transportation — 0.0%
Brightline East LLC, 11.00%, 01/31/30(b)	$5,494	495,096
Total Corporate Bonds — 0.0% (Cost: $4,158,330)		495,096
Municipal Bonds
Alabama — 1.4%
Black Belt Energy Gas District, RB(c)
Series A, 5.25%, 01/01/54	4,770	5,070,713
Series A, 5.25%, 05/01/56	4,855	4,933,675
Chelsea Park Cooperative District, SAB, 5.00%, 05/01/48	895	894,940
County of Jefferson AL Sewer Revenue, Refunding RB, 5.50%, 10/01/53	2,230	2,327,807
Energy Southeast A Cooperative District, RB, Series B, 5.25%, 07/01/54(c)	2,065	2,204,486
Hoover Industrial Development Board, RB, AMT, Sustainability Bonds, 6.38%, 11/01/50(c)	5,620	6,207,664
Lower Alabama Gas District, RB, Series A, 5.00%, 09/01/46	5,000	5,161,519
MidCity Improvement District, SAB
4.50%, 11/01/42	745	693,190
4.75%, 11/01/49	795	708,654
Tuscaloosa County Industrial Development Authority, Refunding RB, Series A, 5.25%, 05/01/44(b)	1,110	1,117,765
		29,320,413
Arizona — 1.7%
Arizona Industrial Development Authority, RB(b)
7.10%, 01/01/55	4,400	4,413,383
Series A, 5.00%, 12/15/39	150	150,481
Series A, 5.00%, 07/01/49	1,440	1,316,234
Series A, 5.00%, 07/01/54	1,110	988,747
Series B, 5.13%, 07/01/47	420	397,688
Series B, 5.25%, 07/01/51	570	536,471
Sustainability Bonds, 5.00%, 07/01/45	1,135	1,059,403
Sustainability Bonds, 5.00%, 07/01/55	1,215	1,051,176
Arizona Industrial Development Authority, Refunding RB, 5.50%, 07/01/52(b)	2,970	2,789,049
Glendale Industrial Development Authority, RB, 5.00%, 05/15/56	275	236,168
Industrial Development Authority of the County of Pima, RB
5.13%, 07/01/39	700	665,974
5.25%, 07/01/49	870	764,126
Industrial Development Authority of the County of Pima, Refunding RB(b)
4.00%, 06/15/51	6,995	5,271,741
5.00%, 07/01/56	1,255	981,044
Security	Par (000)	Value
Arizona (continued)
La Paz County Industrial Development Authority, RB, 5.88%, 06/15/48(b)	$1,340	$ 1,270,110
Maricopa County Industrial Development Authority, RB
5.25%, 10/01/40(b)	1,255	1,125,091
5.50%, 10/01/51(b)	1,255	1,039,218
Series A, 3.00%, 09/01/51	2,995	2,107,844
AMT, 4.00%, 10/15/47(b)	5,500	4,748,421
Sierra Vista Industrial Development Authority, RB(b)
5.00%, 06/15/34	150	151,859
5.38%, 06/15/34	225	232,802
5.00%, 06/15/44	1,340	1,251,379
6.00%, 06/15/44	545	558,443
5.00%, 06/15/54	1,485	1,282,555
6.30%, 06/15/54	890	901,622
		35,291,029
Arkansas — 0.8%
Arkansas Development Finance Authority, RB
AMT, Sustainability Bonds, 7.38%, 07/01/48(b)	7,700	8,343,652
AMT, Sustainability Bonds, 5.70%, 05/01/53	2,040	2,088,905
Series A, AMT, Sustainability Bonds, 6.88%, 07/01/48(b)	5,100	5,485,873
		15,918,430
California — 7.8%
California Health Facilities Financing Authority, Refunding RB, Series A, 3.00%, 08/15/51	4,800	3,531,563
California Housing Finance Agency, RB, M/F Housing(b)
Class 3, 5.80%, 04/01/36	5,515	5,469,247
Class 3, 6.85%, 04/01/36	1,154	1,144,844
Series P-S, Subordinate, 8.00%, 07/01/67(c)	5,905	5,967,937
California Infrastructure & Economic Development Bank, Refunding RB, Class B, AMT, Sustainability Bonds, 12.00%, 01/01/65(b)(c)	57,380	33,280,400
California Municipal Finance Authority, ARB, AMT, Senior Lien, 4.00%, 12/31/47	2,560	2,268,339
California Municipal Finance Authority, RB
01/01/41(b)(d)	1,815	1,818,730
5.50%, 09/01/56	1,400	1,503,773
Series A, 5.00%, 05/01/34(b)	275	284,040
Series A, 5.50%, 05/01/44(b)	350	357,055
Series A, 5.75%, 05/01/54(b)	435	437,284
Series A, 5.88%, 05/01/59(b)	190	191,822
California Municipal Finance Authority, RB, M/F Housing
6.00%, 02/01/38(c)	7,780	7,714,622
7.10%, 02/01/38(c)	3,100	3,066,523
Series A, 6.10%, 12/01/37	3,325	3,336,231
Series B, 7.10%, 12/01/37	2,875	2,884,220
Series A-S, Subordinate, 8.00%, 09/01/55(b)(c)	2,390	2,443,620
Series A-S, Subordinate, 8.13%, 08/01/56(b)(c)	1,450	1,451,829
California Municipal Finance Authority, ST
Series A, 5.00%, 09/01/44	325	336,191
Series A, 5.00%, 09/01/49	675	682,612
California Public Finance Authority, RB, Series A, 6.38%, 06/01/59(b)	7,445	6,890,746
California School Finance Authority, RB(b)
Series A, 7.00%, 06/01/54	1,780	1,628,043
Series B, 9.00%, 06/01/34	180	183,180
California Statewide Communities Development Authority, RB, M/F Housing, Subordinate, 7.50%, 03/01/68(b)	2,990	3,024,270

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares High Yield Muni Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
California (continued)
California Statewide Financing Authority, RB, Series L, 0.00%, 06/01/55(b)(e)	$65,000	$ 4,007,809
City of Los Angeles Department of Airports, Refunding ARB
AMT, 5.25%, 05/15/47	1,120	1,166,575
Series D, AMT, Subordinate, 4.00%, 05/15/51	16,285	14,509,564
CSCDA Community Improvement Authority, RB, M/F Housing(b)
Series A, 3.00%, 09/01/56	5,550	3,798,215
Sustainability Bonds, 4.00%, 07/01/56	1,660	1,270,854
Sustainability Bonds, 4.00%, 07/01/58	1,405	845,531
Series B, Sustainability Bonds, 4.00%, 07/01/58	1,585	755,068
Golden State Tobacco Securitization Corp., Refunding RB, CAB, Series B-2, Subordinate, 0.00%, 06/01/66(e)	344,380	33,873,871
Hastings Campus Housing Finance Authority, RB, CAB, Sub-Series A, Sustainability Bonds, 6.75%, 07/01/61(b)(f)	4,420	2,161,714
Inland Empire Tobacco Securitization Corp., RB, Series C-1, 0.00%, 06/01/36(e)	13,205	6,575,815
Rancho Mirage Community Facilities District, ST, Series A, 5.00%, 09/01/49	1,030	1,035,997
San Diego County Regional Airport Authority, ARB, Series B, AMT, Subordinate, 4.00%, 07/01/56	1,965	1,689,266
		161,587,400
Colorado — 6.2%
Aurora Crossroads Metropolitan District No. 2, Refunding GOL, CAB(f)
Series A-1, 6.25%, 12/01/55	9,500	8,874,813
Series A-2, 6.50%, 12/01/55	2,450	2,279,609
Banning Lewis Ranch Metropolitan District No. 8, GOL, 4.88%, 12/01/51(b)	2,335	1,956,217
Baseline Metropolitan District No. 1, GO, Series B, Subordinate, 6.75%, 12/15/54	1,780	1,791,471
Canyons Metropolitan District No. 5, Refunding GOL, Series B, Subordinate, 6.50%, 12/15/54	1,625	1,627,084
Cascade Ridge Metropolitan District, GOL, 5.00%, 12/01/51	3,000	2,634,009
Centerra Metropolitan District No. 1, TA, 5.00%, 12/01/47(b)	820	819,936
Colorado Educational & Cultural Facilities Authority, RB(b)
Series A-1, Senior Lien, 6.88%, 02/01/59	4,400	4,642,071
Series B, Subordinate Lien, 8.50%, 02/01/59	14,415	16,214,649
Colorado Educational & Cultural Facilities Authority, Refunding RB, 4.00%, 12/01/30(b)	540	527,392
Colorado Health Facilities Authority, RB
5.50%, 11/01/47	780	823,539
Series A, 5.00%, 05/15/35	1,255	1,209,435
Series A, 5.00%, 05/15/44	1,415	1,215,109
Series A, 5.00%, 05/15/49	2,175	1,725,853
Colorado Health Facilities Authority, Refunding RB, Series A, 3.00%, 11/15/51	26,210	18,704,580
Constitution Heights Metropolitan District, Refunding GOL, 5.00%, 12/01/49	1,242	1,187,398
Copperleaf Metropolitan District No. 5, Refunding GOL
Series A, 6.25%, 12/01/45	1,050	1,079,734
Series A, 6.50%, 12/01/55	1,470	1,496,572
Creekwalk Marketplace Business Improvement District, Refunding RB
Series A, 6.00%, 12/01/54	6,560	6,585,907
Security	Par (000)	Value
Colorado (continued)
Creekwalk Marketplace Business Improvement District, Refunding RB (continued)
Series B, 8.00%, 12/15/54	$1,710	$ 1,711,676
Eagle Brook Meadows Metropolitan District No. 3, GOL, Series 2021, 5.00%, 12/01/51	1,600	1,500,060
Elbert County Independence Water & Sanitation District, Refunding RB, 5.13%, 12/01/33	700	724,002
Gold Hill North Business Improvement District, GOL, Series A, 5.60%, 12/01/54(b)	1,100	1,097,521
Green Valley Ranch East Metropolitan District No. 9, GOL, CAB, Series A, 6.50%, 12/01/55(f)	1,450	1,190,004
Haymeadow Metropolitan District No. 1, GOL, Series A, 6.13%, 12/01/54	1,625	1,667,591
Home Place Metropolitan District, GOL, Series A, 5.75%, 12/01/50	2,336	2,354,502
Horizon Metropolitan District No. 2, GOL, 4.50%, 12/01/51(b)	1,675	1,323,349
Independence Metropolitan District No. 3, GOL, Series B, Subordinate, 7.13%, 12/15/54	654	651,181
Independence Metropolitan District No. 3, Refunding GOL, Series A, 5.38%, 12/01/54	2,219	2,209,080
Jefferson Center Metropolitan District No. 1, RB, Series A-2, 4.38%, 12/01/47	1,000	927,701
Lanterns Metropolitan District No. 2, GOL, Series A, 4.50%, 12/01/50	1,810	1,411,056
Longs Peak Metropolitan District, GOL, 5.25%, 12/01/51(b)	8,250	8,104,251
Loretto Heights Community Authority, RB, 4.88%, 12/01/51	2,640	2,100,841
North Range Metropolitan District No. 3, GOL, Series A, 5.25%, 12/01/50	1,000	1,004,489
Orchard Park Place South Metropolitan District, GOL, 6.00%, 12/01/54(b)	3,000	2,993,486
Palisade Metropolitan District No. 2, Refunding RB, CAB, Series B, Convertible, 5.88%, 12/15/54(b)(f)	2,595	2,563,355
Piney Lake Trails Metropolitan District No. 1, GOL, Series A, 5.88%, 12/01/55	790	796,063
Poudre Heights Valley Metropolitan District, GOL, Series A, 5.50%, 12/01/54(b)	975	927,118
Prairie Farm Metropolitan District, GOL, Series A, 5.25%, 12/01/48	1,207	1,206,921
Redtail Ridge Metropolitan District, GOL, CAB, 0.00%, 12/01/32(e)	12,227	7,850,287
Reunion Metropolitan District, RB, Series A, 3.63%, 12/01/44	1,409	1,074,035
Riverpark Metropolitan District/Arapahoe County, GOL
6.00%, 12/01/42	650	669,314
6.38%, 12/01/54	1,000	1,023,346
Sojourn at Idlewild Metropolitan District, GOL, Series A, 6.13%, 12/01/55(b)	1,000	1,028,074
St. Vrain Lakes Metropolitan District No. 4, GOL, Series A, 6.75%, 09/20/54(b)(f)	2,700	2,001,955
Waters’ Edge Metropolitan District No. 2, GOL, 5.00%, 12/01/51	2,595	2,429,539
Westcreek Metropolitan District No. 2, GOL, Series A, 5.38%, 12/01/48	778	775,909
		128,712,084
Connecticut — 0.8%
Connecticut State Health & Educational Facilities Authority, RB
Series A, 5.00%, 01/01/55(b)	1,500	1,253,750
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares High Yield Muni Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Connecticut (continued)
Connecticut State Health & Educational Facilities Authority, RB (continued)
Series A, Sustainability Bonds, 5.38%, 07/01/54	$2,915	$ 2,771,540
Mohegan Tribal Finance Authority, RB, 7.00%, 02/01/45(b)	10,075	10,158,054
Stamford Housing Authority, Refunding RB
Series A, 6.50%, 10/01/55	1,325	1,369,535
Series A, 6.25%, 10/01/60	920	929,992
		16,482,871
Delaware — 0.4%
Affordable Housing Opportunities Trust, RB, Series AH-01, Class B, 6.88%, 05/01/39(b)	3,597	3,640,989
County of Kent Delaware, RB, Series A, 5.00%, 07/01/53	1,000	921,191
Town of Bridgeville Delaware, ST(b)
5.25%, 07/01/44	135	135,718
5.63%, 07/01/53	1,595	1,598,742
Town of Milton Delaware, ST(b)
5.70%, 09/01/44	600	610,306
5.95%, 09/01/53	1,000	1,009,131
		7,916,077
District of Columbia — 1.8%
District of Columbia Tobacco Settlement Financing Corp., RB(e)
Series A, 0.00%, 06/15/46	61,960	14,725,259
Series B, 0.00%, 06/15/46	43,620	9,971,955
Series C, 0.00%, 06/15/55	57,200	5,857,755
District of Columbia Tobacco Settlement Financing Corp., Refunding RB, 6.75%, 05/15/40	275	283,792
District of Columbia, RB, Series A, AMT, Sustainability Bonds, 5.50%, 02/28/37	880	1,009,677
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, Refunding RB
Series B, 2nd Lien, (PSF), 0.00%, 10/01/30(e)	3,005	2,605,135
Series B, Subordinate, 4.00%, 10/01/49	2,170	1,920,410
		36,373,983
Florida — 17.5%
Alachua County Health Facilities Authority, RB, 4.00%, 12/01/49	2,560	2,229,868
Alachua County Housing Finance Authority, RB, M/F Housing, Series A, 6.30%, 07/01/55(b)(c)	1,250	1,301,846
Angeline Community Development District, SAB
5.50%, 05/01/45	515	524,880
5.75%, 05/01/56	1,340	1,340,527
Antillia Community Development District, SAB, 5.60%, 05/01/44	495	511,380
Ave Maria Stewardship Community District, Refunding SAB, 4.00%, 05/01/52	250	200,463
Ave Maria Stewardship Community District, SAB
4.00%, 05/01/51	135	109,264
5.60%, 05/01/56	1,265	1,246,102
Babcock Ranch Community Independent Special District, SAB, 4.00%, 05/01/50	105	89,124
Bella Collina Community Development District, SAB
5.00%, 05/01/44	180	181,996
5.30%, 05/01/55	550	541,046
Bella Tara Community Development District, SAB
5.88%, 05/01/45	1,210	1,263,148
6.13%, 05/01/56	1,840	1,889,350
Bellehaven Community Development District, SAB
5.80%, 05/01/45	1,420	1,482,041
Security	Par (000)	Value
Florida (continued)
Bellehaven Community Development District, SAB (continued)
6.05%, 05/01/55	$520	$ 532,371
Berry Bay II Community Development District, SAB
Series 2024, 5.20%, 05/01/44	550	552,578
Series 2024, 5.45%, 05/01/54	255	246,121
Boggy Creek Improvement District, Refunding SAB, Series 2013, 5.13%, 05/01/43	50	50,007
Braddock Lakes Community Development District, SAB
5.55%, 05/01/45	1,215	1,226,042
5.75%, 05/01/55	1,670	1,641,805
Brevard County Health Facilities Authority, Refunding RB(b)
4.00%, 11/15/45	4,040	3,268,234
4.00%, 11/15/55	5,960	4,277,128
Brightshore Community Development District, SAB, 5.70%, 05/01/57	3,495	3,427,948
Buckhead Trails Community Development District, SAB
5.60%, 05/01/44	235	242,932
5.88%, 05/01/54	575	585,441
Series 2022, 5.63%, 05/01/42	740	786,804
Series 2022, 5.75%, 05/01/52	495	502,595
Buckhead Trails II Community Development District, SAB
Series 2026, 5.50%, 05/01/46	650	655,438
Series 2026, 5.80%, 05/01/56	800	800,928
California Municipal Finance Authority, RB, 6.13%, 06/15/44(b)	210	218,708
Capital Projects Finance Authority, RB(b)
Series A-1, 7.50%, 06/15/65	3,405	3,432,999
Series B-1, 9.00%, 06/15/42	420	420,083
Capital Region Community Development District, Refunding SAB, Series A-1, 5.13%, 05/01/39	2,110	2,136,108
Capital Trust Agency, Inc., RB
4.50%, 01/01/35(b)	2,210	2,166,762
4.88%, 06/15/56(b)	6,670	5,286,855
Series A, 5.00%, 06/15/49(b)	500	453,598
Series A, 5.75%, 06/01/54(b)	1,925	1,699,331
Series A, 5.00%, 12/15/54	1,050	928,552
Series B, 0.00%, 01/01/35(e)	2,765	1,665,343
Series B, 0.00%, 01/01/60(e)	64,500	5,710,604
Capital Trust Agency, Inc., RB, CAB, 0.00%, 07/01/61(b)(e)	29,885	2,559,142
Capital Trust Authority, RB(b)
7.50%, 06/01/55	2,310	2,361,904
6.13%, 07/01/55	1,915	1,915,282
8.50%, 07/01/57	4,050	4,054,554
Series A, 5.00%, 07/01/44	680	644,276
Series A, 5.25%, 07/01/54	1,190	1,066,330
Capital Trust Authority, Refunding RB(b)
Series A, 4.75%, 06/15/40	405	397,618
Series A, 5.13%, 06/15/50	375	346,330
Series A, 5.25%, 06/15/59	525	478,902
Celebration Pointe Community Development District No. 1, SAB, 5.00%, 05/01/34(g)(h)	1,180	944,000
Center Lake Ranch West Community Development District, SAB, 5.60%, 05/01/55(b)	800	796,375
Central Parc Community Development District, SAB
5.70%, 05/01/44	750	766,353
6.00%, 05/01/54	650	653,671

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares High Yield Muni Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Florida (continued)
City of Fort Lauderdale Florida, SAB, 4.00%, 07/01/42(b)	$760	$ 697,700
City of Pompano Beach Florida, Refunding RB, 4.00%, 09/01/50	4,900	4,081,361
Coastal Ridge Community Development District, SAB
5.75%, 05/01/45	2,205	2,292,727
6.00%, 05/01/55	1,700	1,735,294
Connerton East Community Development District, SAB
5.25%, 06/15/45	570	580,048
5.50%, 06/15/55	775	772,326
Coral Creek Community Development District, SAB, 5.75%, 05/01/54	510	513,560
County of Lake Florida, RB, 5.00%, 01/15/49(b)	825	721,464
County of Miami-Dade Florida Water & Sewer System Revenue, RB, Series A, 5.00%, 10/01/55	10,000	10,317,263
County of Okaloosa Florida, RB(b)
5.50%, 05/15/45	1,325	1,365,531
5.75%, 05/15/60	690	695,676
County of Osceola Florida Transportation Revenue, Refunding RB, CAB(e)
Series A-2, 0.00%, 10/01/48	5,125	1,569,579
Series A-2, 0.00%, 10/01/49	1,770	514,967
Crossings Community Development District, SAB, 5.60%, 05/01/54	460	458,042
Crosswinds East Community Development District, SAB, 5.75%, 05/01/54	380	384,114
Curiosity Creek Community Development District, SAB(b)
5.40%, 05/01/44	365	370,434
5.70%, 05/01/55	600	593,129
5.88%, 05/01/56	2,450	2,433,059
Cypress Creek Reserve Community Development District, SAB
5.75%, 05/01/45	570	595,831
6.00%, 05/01/56	1,150	1,178,042
Cypress Reserve Community Development District, SAB(b)
5.60%, 05/01/45	1,750	1,782,117
5.80%, 05/01/56	2,375	2,373,434
Darby Community Development District, SAB, Series A-2, 5.88%, 05/01/35	1,330	1,384,884
East Nassau Stewardship District, SAB, Series 2025, 6.25%, 05/01/56	5,000	5,147,371
East Ridge Cdd Florida, SAB, 05/01/46(d)	1,095	1,095,773
Elevation Pointe Community Development District, SAB
Series A-1, 4.40%, 05/01/42	700	677,691
Series A-1, 4.60%, 05/01/52	1,090	989,886
Series A-2, 4.40%, 05/01/32	2,200	2,225,140
Enclave at Lake Geneva Community Development District, SAB, 6.00%, 05/01/56	1,290	1,289,185
Escambia County Health Facilities Authority, Refunding RB
(SAW), 3.00%, 08/15/50	10,000	7,129,802
4.00%, 08/15/50	6,530	5,611,165
Feed Mill Community Development District, SAB, 5.88%, 05/01/56	3,500	3,507,373
Firethorn Community Development District, SAB, 5.60%, 05/01/55	825	813,145
Florida Development Finance Corp., RB
5.25%, 06/01/55(b)	5,230	4,932,286
5.25%, 08/01/55	5,000	5,120,078
Security	Par (000)	Value
Florida (continued)
Florida Development Finance Corp., RB (continued)
Series A, 5.75%, 06/15/29(b)	$635	$ 635,588
Series A, 6.00%, 06/15/34(b)	835	835,831
Series A, 4.00%, 06/15/52	2,875	2,321,771
Series A, 5.00%, 06/15/56	1,525	1,406,451
Series A, 5.13%, 06/15/55(b)	10,455	8,762,036
Series B, 4.50%, 12/15/56(b)	5,945	3,880,480
Series C, 5.75%, 12/15/56(b)	2,030	1,515,503
AMT, 5.00%, 05/01/29(b)	3,550	3,576,641
Series A, AMT, 4.38%, 10/01/54(b)(c)	2,275	2,287,508
Series A, AMT, 0.00%, 07/15/59(b)(g)(h)	15,025	4,207,000
Florida Development Finance Corp., Refunding RB
Series A, 4.00%, 06/01/46(b)	1,700	1,380,110
Series A, 4.00%, 06/01/55(b)	2,750	2,027,344
AMT, 0.00%, 07/15/32(b)(g)(h)	15,525	4,347,000
AMT, (NPFGC), 5.25%, 07/01/53	9,900	9,723,151
Florida Local Government Finance Commission, RB, 6.88%, 11/15/64(b)	4,800	5,012,179
Gardens at Hammock Beach Community Development District, SAB
Series 1, 4.80%, 05/01/31	195	197,477
Series 1, 5.38%, 05/01/44	305	312,845
Series 1, 5.65%, 05/01/54	520	522,643
Series 2, 5.00%, 05/01/31	180	182,279
Series 2, 5.60%, 05/01/44	600	618,265
Series 2, 5.88%, 05/01/55	165	167,026
Gas Worx Community Development District, SAB, 6.00%, 05/01/57(b)	1,800	1,831,986
GIR East Community Development District, SAB
4.30%, 05/01/32	500	502,293
5.30%, 05/01/45	1,000	1,005,612
5.50%, 05/01/55	1,750	1,695,353
Golden Gem Community Development District, SAB
5.70%, 05/01/44	2,900	2,968,912
6.00%, 05/01/55	1,010	1,019,449
Grand Oaks Community Development District, SAB
4.25%, 05/01/40	910	882,839
4.50%, 05/01/52	1,015	910,117
Greater Orlando Aviation Authority, ARB
5.50%, 11/01/36	3,460	3,690,889
AMT, 5.25%, 11/01/35	640	675,520
Series A, AMT, 4.00%, 10/01/52	4,820	4,141,609
Greenbriar Community Development District, SAB
5.65%, 05/01/45	585	596,944
5.88%, 05/01/54	705	706,689
Hammock Oaks Community Development District, SAB
5.85%, 05/01/44	110	113,100
5.55%, 05/01/45(b)	780	799,365
6.15%, 05/01/54	770	779,672
5.75%, 05/01/55(b)	1,165	1,170,531
Harbor Reserve Community Development District, SAB, Series 2025, 5.75%, 05/01/56	3,255	3,189,143
Harvest Hills South Community Development District, SAB, 5.75%, 05/01/56	2,060	2,026,863
Highland Trails Community Development District, SAB, 5.85%, 05/01/56	1,450	1,436,925
Hillcrest Preserve Community Development District, SAB, 5.30%, 05/01/54(b)	890	853,643
Hillsborough County Industrial Development Authority, Refunding RB, Series C, 4.13%, 11/15/51	5,000	4,570,678
Hobe-St Lucie Conservancy District, SAB, 5.88%, 05/01/55	635	647,289
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares High Yield Muni Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Florida (continued)
Hyde Park Community Development District No. 1, SAB
Series A, 4.75%, 05/01/31	$290	$ 292,329
Series A, 5.35%, 05/01/44	425	431,316
Series A, 5.63%, 05/01/55	690	683,484
Ibis Landing Community Development District, SAB
5.70%, 06/15/45	365	382,712
5.88%, 06/15/55	475	486,231
KD52 Community Development District No. 1, SAB
5.00%, 05/01/35	1,220	1,226,986
5.88%, 05/01/45	2,475	2,515,429
Kings Creek I Community Development District, SAB
5.75%, 05/01/45	795	822,570
6.00%, 05/01/55	795	806,959
Kissimmee Park Community Development District, SAB
5.88%, 05/01/45	1,110	1,158,755
6.13%, 05/01/56	900	924,139
Lake Flores Community Development District, SAB
5.45%, 05/01/46	715	720,445
5.75%, 05/01/56	1,040	1,040,425
Lakes of Sarasota Community Development District, SAB
Series A, 4.75%, 05/01/31	355	357,667
Series A, 5.30%, 05/01/44	425	429,102
Series A, 5.60%, 05/01/55	695	681,151
Lakeside Preserve Community Development District, SAB, Series 2023, 6.38%, 05/01/54	895	933,942
Lakewood Ranch Stewardship District, SAB
4.95%, 05/01/29(b)	115	117,437
4.63%, 05/01/31	215	220,152
5.50%, 05/01/39(b)	100	103,283
5.50%, 05/01/40	1,390	1,503,653
5.30%, 05/01/44	385	399,444
5.80%, 05/01/45	1,665	1,780,375
5.65%, 05/01/48(b)	130	131,780
4.50%, 05/01/49	805	729,404
4.00%, 05/01/52	790	643,878
5.55%, 05/01/54	180	182,314
6.00%, 05/01/56	4,695	4,902,374
Series 1B, 4.75%, 05/01/29	750	763,687
Lakewood Ranch Stewardship District, SAB, S/F Housing, 4.00%, 05/01/50	760	632,189
Lee County Industrial Development Authority, RB
5.25%, 11/15/54	2,340	2,343,855
Series B-1, 4.75%, 11/15/29	985	988,192
Lowery Hills Community Development District, SAB(b)
5.63%, 05/01/45	565	572,720
5.85%, 05/01/55	780	776,558
LT Ranch Community Development District, SAB
5.50%, 05/01/44	795	833,695
5.85%, 05/01/54	600	618,123
LTC Ranch West Residential Community Development District, Refunding SAB
Series AA4, 5.38%, 05/01/44	330	332,097
Series AA4, 5.65%, 05/01/54	1,195	1,170,266
LTC Ranch West Residential Community Development District, SAB
Series AA2, 5.70%, 05/01/44	185	189,396
Series AA2, 6.00%, 05/01/54	250	251,412
Malabar Springs Community Development District, SAB
5.20%, 05/01/44	605	609,494
Security	Par (000)	Value
Florida (continued)
Malabar Springs Community Development District, SAB (continued)
5.50%, 05/01/54	$900	$ 874,919
Marion Ranch Community Development District, SAB
5.10%, 05/01/31	215	218,320
5.70%, 05/01/44	555	571,464
5.95%, 05/01/54	220	222,785
Mckendree Pointe Community Development District, SAB, 6.00%, 05/01/56	1,795	1,795,726
New Port Corners Community Development District, SAB, 5.50%, 06/15/55(b)	900	886,641
Newfield Community Development District, SAB
5.63%, 05/01/45	1,805	1,863,373
5.90%, 05/01/56	1,150	1,168,886
Normandy Community Development District, SAB, 5.55%, 05/01/54(b)	1,495	1,425,611
North AR-1 Pasco Community Development District, SAB
Series A, 5.75%, 05/01/44	145	150,153
Series A, 6.00%, 05/01/54	255	259,363
Ormond Crossings West Community Development District, SAB
5.75%, 11/01/47	1,850	1,848,116
6.00%, 11/01/57	2,150	2,115,758
Palmetto Ridge Community Development District, SAB
5.45%, 05/01/46	1,000	1,003,007
5.70%, 05/01/55	1,600	1,568,455
Parrish Lakes Community Development District, SAB
5.50%, 05/01/44	835	853,113
5.80%, 05/01/54	265	265,521
Parrish Plantation Community Development District, SAB
5.80%, 05/01/44	465	484,267
5.88%, 05/01/54	375	381,568
6.05%, 05/01/54	880	901,247
Pinery Community Development District, SAB, 5.88%, 05/01/56	1,600	1,582,298
Poitras East Community Development District, SAB
5.00%, 05/01/43	460	472,362
5.25%, 05/01/52	1,650	1,642,660
Reflection Bay Community Development District, SAB
5.63%, 05/01/45	450	463,819
5.88%, 05/01/55	750	759,422
Reunion East Community Development District, SAB, Series 2021, 4.00%, 05/01/51	2,965	2,466,257
Rustic Oaks Community Development District, SAB, 4.00%, 05/01/52	1,400	1,135,974
Sandridge Community Development District, SAB, Series A1, 4.00%, 05/01/51	600	514,276
Seminole County Industrial Development Authority, Refunding RB
5.25%, 11/15/39	2,030	2,017,875
5.75%, 11/15/54	2,420	2,222,458
Seminole Palms Community Development District, SAB, 5.50%, 05/01/55(b)	910	899,354
Shadowlawn Community Development District, SAB, 5.85%, 05/01/54	355	351,603
Solaeris Community Development District, SAB, 6.30%, 05/01/56(b)	3,000	3,067,819
Somerset Bay Community Development District, SAB(b)
4.85%, 05/01/31	305	310,692

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares High Yield Muni Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Florida (continued)
Somerset Bay Community Development District, SAB(b) (continued)
5.63%, 05/01/44	$925	$ 951,605
5.90%, 05/01/54	905	911,856
South Broward Hospital District, RB
(AGM), 3.00%, 05/01/51	415	302,586
Series A, 3.00%, 05/01/51	16,840	11,970,675
Southern Groves Community Development District No. 5, SAB
4.00%, 05/01/30	170	172,091
4.30%, 05/01/40	810	809,120
4.50%, 05/01/46	600	568,107
St. Johns County Industrial Development Authority, Refunding RB, 4.00%, 08/01/55	2,700	2,204,150
Starling Community Development District, SAB, 5.60%, 05/01/56(b)	1,610	1,565,682
State of Florida Department of Transportation Turnpike System Revenue, RB, Series B, 3.00%, 07/01/49	1,000	731,885
Sugarloaf Community Development District, SAB
5.38%, 12/15/46	500	503,574
5.63%, 12/15/55	620	612,482
Sunrise Community Development District, SAB, 5.88%, 05/01/55(b)	2,300	2,235,528
Talavera Community Development District, SAB, 4.35%, 05/01/40	520	503,537
Three Rivers Community Development District, SAB, 5.75%, 05/01/56	3,660	3,580,911
Tolomato Community Development District, SAB, 4.00%, 05/01/51	115	94,720
Tradition Community Development District No. 9, SAB
5.40%, 05/01/45	555	563,653
5.65%, 05/01/56	775	773,380
Trout Creek Community Development District, SAB
5.38%, 05/01/38	670	684,151
5.50%, 05/01/49	1,685	1,694,643
Two Rivers West Community Development District, SAB
Series 2024, 4.80%, 05/01/31	220	223,019
Series 2024, 5.63%, 05/01/44	750	774,546
Series 2024, 5.88%, 05/01/54	895	905,501
Village Community Development District No. 14, SAB
5.38%, 05/01/42	3,155	3,250,925
5.50%, 05/01/53	2,355	2,388,250
Village Community Development District No. 16, SAB, 5.13%, 05/01/56	4,900	4,848,468
Vivid Shores Community Development District, SAB, 5.63%, 05/01/56	1,700	1,690,348
Volusia County Educational Facility Authority, RB, 5.25%, 06/01/49	2,680	2,712,687
West Villages Improvement District, SAB
4.75%, 05/01/39	885	886,191
5.38%, 05/01/44	495	506,421
5.00%, 05/01/50	1,415	1,386,085
5.63%, 05/01/54	355	353,740
Security	Par (000)	Value
Florida (continued)
Westside Haines City Community Development District, SAB, 6.00%, 05/01/54	$640	$ 652,182
Windward at Lakewood Ranch Community Development District, SAB, 4.25%, 05/01/52	900	759,435
		363,121,829
Georgia — 0.7%
Atlanta Development Authority, TA(b)
Series A, 5.00%, 04/01/34	1,720	1,758,788
Series A, 5.50%, 04/01/39	2,640	2,698,814
Development Authority of Cobb County, RB, Series A, 6.38%, 06/15/58(b)	690	676,301
East Point Business & Industrial Development Authority, RB, Series A, 5.25%, 06/15/62(b)(g)(h)	875	525,000
Main Street Natural Gas, Inc., RB
Series A, 5.00%, 05/15/49	3,050	3,123,346
Series A, 5.00%, 06/01/53(c)	2,000	2,100,983
Municipal Electric Authority of Georgia, RB, Series A, 5.00%, 07/01/52	2,765	2,811,646
		13,694,878
Idaho — 0.3%
Idaho Health Facilities Authority, Refunding RB, 3.50%, 09/01/33	375	340,145
Idaho Housing & Finance Association, RB, Series C, 5.00%, 12/01/46(b)	1,000	938,918
Idaho Housing & Finance Association, Refunding RB, 6.00%, 03/01/61(b)	750	755,871
Idaho Housing & Finance Association, Refunding RB, CAB, 0.00%, 03/01/62(b)(e)	2,070	1,066,367
Power County Industrial Development Corp., RB, 6.45%, 08/01/32	265	265,923
Spring Valley Community Infrastructure District No. 1, GO
4.00%, 09/01/27	125	124,947
4.00%, 09/01/30	140	138,815
4.00%, 09/01/31	75	73,645
4.20%, 09/01/34	165	160,323
4.30%, 09/01/35	170	166,233
4.60%, 09/01/38	195	191,274
4.65%, 09/01/40	200	196,640
5.13%, 09/01/45	405	407,970
5.50%, 09/01/55	675	673,555
		5,500,626
Illinois — 2.0%
Chicago Board of Education, GO
Series A, 4.00%, 12/01/47	6,000	4,817,829
Series A, 6.25%, 12/01/50	6,330	6,646,075
Series D, 5.00%, 12/01/46	800	735,780
Chicago Board of Education, Refunding GO, Series B, 6.00%, 12/01/44	4,415	4,668,866
Chicago Transit Authority Sales Tax Receipts Fund, Refunding RB, Series A, 2nd Lien, 5.50%, 12/01/59	7,900	8,361,193
City of Marion Illinois Sales Tax Revenue, Refunding RB
6.38%, 06/01/45	2,050	2,080,252
6.63%, 06/01/55	3,800	3,816,060
County of Cook Illinois, RB, M/F Housing, 6.50%, 01/01/45	4,500	4,604,477
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares High Yield Muni Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Illinois (continued)
Illinois Finance Authority, Refunding RB
5.25%, 08/01/35(b)	$1,190	$ 1,207,311
5.38%, 11/01/55	2,650	2,595,906
Metropolitan Pier & Exposition Authority, RB, CAB, (PSF), 0.00%, 12/15/56(e)	5,000	1,078,511
Village of Lincolnwood Illinois, COP, Series B, 5.75%, 12/01/43(b)	935	955,323
		41,567,583
Indiana — 0.6%
City of Valparaiso Indiana, Refunding RB, AMT, 4.50%, 01/01/34(b)	635	648,002
Indiana Finance Authority, RB
Series A, 6.13%, 10/15/45(b)	965	977,474
Series A, 6.38%, 10/15/55(b)	725	727,481
Series A, AMT, 6.75%, 05/01/39	2,785	3,100,530
Indiana Finance Authority, Refunding RB
Series A, 5.25%, 03/01/50	1,725	1,748,041
Series A, 5.38%, 03/01/55	2,035	2,064,474
Indianapolis Local Public Improvement Bond Bank, RB, Series E, Convertible, 6.00%, 03/01/53	1,850	1,919,801
Town of Whitestown, Refunding TA, 6.00%, 09/01/50(b)	1,980	1,982,500
		13,168,303
Iowa — 0.2%
Iowa Finance Authority, Refunding RB, Series A, 5.13%, 05/15/59	4,100	3,847,842
Iowa Higher Education Loan Authority, Refunding RB, 5.50%, 11/01/51	1,000	875,963
		4,723,805
Kansas — 0.1%
City of Manhattan Kansas, RB, Series A, 5.50%, 06/01/55	560	563,128
City of Shawnee Kansas, RB(b)
5.00%, 08/01/41	770	709,652
5.00%, 08/01/56	1,900	1,530,554
		2,803,334
Kentucky — 0.1%
City of Henderson Kentucky, RB, Series B, AMT, 4.45%, 01/01/42(b)	2,540	2,502,416
Louisiana — 1.3%
Juban Crossing Community Development District, SAB, Series A, 6.25%, 06/01/54	3,000	3,109,476
Louisiana Public Facilities Authority, RB
Series A, 5.25%, 06/01/60(b)	4,940	3,544,775
Series A, 6.50%, 06/01/62(b)	855	740,245
AMT, 5.75%, 09/01/64	9,200	9,451,304
AMT, 5.00%, 09/01/66	4,000	3,827,400
Class R2, AMT, 6.50%, 10/01/53(b)	2,160	2,278,475
Parish of St. James Louisiana, RB
3.70%, 08/01/41(c)	900	908,096
Series 2, 6.35%, 07/01/40(b)	3,160	3,421,601
		27,281,372
Maine — 0.7%
Finance Authority of Maine, RB
Series B, 9.50%, 06/01/32	1,250	1,064,072
Series A, AMT, 8.50%, 06/01/32	1,250	1,064,182
Security	Par (000)	Value
Maine (continued)
Finance Authority of Maine, RB (continued)
AMT, Sustainability Bonds, 8.50%, 06/01/35(g)(h)	$6,857	$ 3,543,892
Finance Authority of Maine, Refunding RB, AMT, 4.63%, 12/01/47(b)(c)	1,300	1,355,648
Maine Health & Higher Educational Facilities Authority, Refunding RB, 4.00%, 07/01/37(b)	8,100	7,677,231
		14,705,025
Maryland — 1.1%
City of Baltimore Maryland, RB
4.88%, 06/01/42	260	265,901
5.00%, 06/01/51	780	781,716
5.25%, 06/01/55(b)	925	900,812
Maryland Health & Higher Educational Facilities Authority Refunding RB, 5.25%, 07/01/52	11,460	11,920,057
Maryland Health & Higher Educational Facilities Authority, RB, 7.00%, 03/01/55(b)	8,165	8,412,432
		22,280,918
Massachusetts — 0.4%
Commonwealth of Massachusetts, GOL, Series B, 3.00%, 04/01/49	7,050	5,300,579
Massachusetts Development Finance Agency, RB, Series D, Sustainability Bonds, 4.00%, 07/01/45	715	642,243
Massachusetts Development Finance Agency, Refunding RB(b)
4.13%, 10/01/42	855	808,406
5.00%, 10/01/57	1,900	1,826,573
		8,577,801
Michigan — 0.8%
Advanced Technology Academy, Refunding RB, 5.00%, 11/01/44	160	155,132
Michigan Finance Authority, Refunding RB
4.00%, 12/01/48	3,345	2,942,299
Series 2, 4.00%, 03/01/51	3,000	2,577,461
Michigan Strategic Fund, RB
5.00%, 11/15/42	280	280,093
AMT, 5.00%, 12/31/43	2,030	2,046,615
AMT, Sustainability Bonds, 4.00%, 10/01/61(c)	4,450	4,452,333
Wayne County Airport Authority, ARB, Series A, (AGM), 5.25%, 12/01/48	4,575	4,831,708
		17,285,641
Missouri — 0.2%
Industrial Development Authority of the City of St. Louis Missouri, Refunding RB
Series A, 4.88%, 06/15/34	335	341,738
Series A, 4.38%, 11/15/35	1,020	987,113
Series A, 5.75%, 06/15/54	1,665	1,687,109
Kansas City Industrial Development Authority, RB(b)
Series A-1, 5.00%, 06/01/46	965	972,063
Series A-1, 5.00%, 06/01/54	625	612,061
		4,600,084
Nevada — 0.4%
City of Las Vegas Nevada Special Improvement District No. 613, SAB
5.25%, 12/01/47	440	442,931
5.50%, 12/01/53	250	253,528

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares High Yield Muni Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Nevada (continued)
City of Reno Nevada, SAB(b)
5.00%, 06/01/41	$825	$ 850,933
5.13%, 06/01/47	1,000	1,003,988
Nevada System of Higher Education, COP, Series A, (GTD), 3.00%, 07/01/50	7,125	5,205,806
Tahoe-Douglas Visitors Authority, RB, 5.00%, 07/01/45	1,460	1,478,491
		9,235,677
New Hampshire — 1.3%
New Hampshire Business Finance Authority, RB
5.95%, 12/01/31(b)	1,345	1,345,246
5.25%, 12/01/35(b)	1,000	997,791
Series A, 4.13%, 08/15/40	1,435	1,324,977
Series A, 4.25%, 08/15/46	1,610	1,406,453
Series A, 4.50%, 08/15/55	3,350	2,787,395
New Hampshire Business Finance Authority, RB, CAB(b)(e)
0.00%, 04/01/32	1,755	1,215,659
0.00%, 12/15/33	11,660	6,716,525
New Hampshire Business Finance Authority, RB, M/F Housing
1st Series, Class B, 5.75%, 04/28/42	2,820	2,899,492
1st Series, Subordinate, 5.13%, 01/28/43(c)	3,520	3,545,237
Series 2025, Subordinate, 5.15%, 09/28/37	5,585	5,575,526
		27,814,301
New Jersey — 0.3%
New Jersey Economic Development Authority, RB
Series A, 5.00%, 07/01/37	375	375,307
Series A, 5.25%, 11/01/54(b)	3,955	3,415,699
Series B, 6.50%, 04/01/31	1,525	1,530,053
New Jersey Health Care Facilities Financing Authority, RB, 4.00%, 07/01/51	1,960	1,821,238
		7,142,297
New York — 4.9%
Albany Capital Resource Corp., Refunding RB, 4.00%, 07/01/41(g)(h)	2,114	42,290
Build NYC Resource Corp., RB
5.50%, 06/01/56(b)	850	822,939
7.00%, 12/15/65(b)	3,400	3,377,053
Series A, 5.00%, 07/01/32	2,255	2,235,310
Series A, 5.13%, 07/01/33	620	641,829
Series A, 6.13%, 07/01/43	1,780	1,867,267
Series A, 6.38%, 07/01/53	3,260	3,342,870
Build NYC Resource Corp., Refunding RB, AMT, 5.00%, 01/01/35(b)	1,965	1,967,680
Dutchess County Local Development Corp., Refunding RB, Series B, Refunding RB, 4.00%, 07/01/49	5,000	4,384,964
New York City Housing Development Corp., RB, M/F Housing, Series C-1A, 4.20%, 11/01/44	3,190	3,141,898
New York City Transitional Finance Authority Future Tax Secured Revenue, RB
Series E-1, 3.00%, 02/01/51	1,360	1,008,808
Series B-1, Subordinate, 3.00%, 08/01/48	6,605	5,034,639
New York Counties Tobacco Trust IV, Refunding RB, Series A, 6.25%, 06/01/41(b)	3,000	2,945,854
New York Liberty Development Corp., Refunding RB
3.25%, 09/15/52	9,045	6,595,335
Series 1, 2.75%, 02/15/44	5,320	4,096,217
Series A, Sustainability Bonds, 3.00%, 11/15/51	8,150	5,958,614
Security	Par (000)	Value
New York (continued)
New York Liberty Development Corp., Refunding RB (continued)
Series A, Sustainability Bonds, (BAM), 3.00%, 11/15/51	$3,800	$ 2,767,836
New York State Dormitory Authority, RB, Series A, 4.00%, 07/01/50	9,145	8,073,981
New York State Dormitory Authority, Refunding RB, Series A, 3.00%, 03/15/51	4,200	3,040,212
New York State Thruway Authority, RB, 3.00%, 01/01/49	5,250	3,962,485
New York State Thruway Authority, Refunding RB, Series A-1, 4.00%, 03/15/53	8,100	7,254,136
New York Transportation Development Corp., ARB
AMT, 5.63%, 04/01/40	2,215	2,345,223
AMT, Sustainability Bonds, (BAM), 6.00%, 06/30/50	3,000	3,239,036
Triborough Bridge & Tunnel Authority, RB, Series A-1, 4.00%, 11/15/54	8,100	7,238,647
Triborough Bridge & Tunnel Authority, Refunding RB, Series A, 4.00%, 05/15/51	5,000	4,488,864
TSASC, Inc., Refunding RB, Series B, 5.00%, 06/01/48	1,625	1,517,050
Ulster County Capital Resource Corp., RB, 5.88%, 09/15/59(b)	2,500	2,503,864
Westchester County Local Development Corp., RB, Senior Lien, 6.38%, 12/01/55(b)	1,030	1,051,985
Westchester County Local Development Corp., Refunding RB, 5.00%, 07/01/41(b)	3,300	3,329,519
Westchester Tobacco Asset Securitization Corp., Refunding RB
Sub-Series C, 4.00%, 06/01/42	670	550,694
Sub-Series C, 5.13%, 06/01/51	2,000	1,736,796
		100,563,895
North Carolina — 0.5%
North Carolina Medical Care Commission, RB
3.13%, 11/01/49	4,950	3,713,109
5.25%, 11/01/56	6,175	6,203,206
		9,916,315
North Dakota — 0.9%
City of Grand Forks North Dakota, RB, Series A, (AGM), 5.00%, 12/01/48	1,765	1,794,996
County of Cass North Dakota, Refunding RB, Series B, 5.25%, 02/15/58	1,785	1,788,910
North Dakota Housing Finance Agency, RB, S/F Housing
Sustainability Bonds, 4.70%, 07/01/45	5,000	5,035,895
Sustainability Bonds, 4.95%, 07/01/50	10,000	10,156,523
		18,776,324
Ohio — 2.7%
Buckeye Tobacco Settlement Financing Authority, Refunding RB, Series B-2, Class 2, 5.00%, 06/01/55	43,850	34,778,351
Buckeye Tobacco Settlement Financing Authority, Refunding RB, CAB, Series B-3, Class 2, 0.00%, 06/01/57(e)	102,740	7,842,607
Cleveland-Cuyahoga County Port Authority, Refunding RB(b)
Series A, 5.38%, 01/01/39	455	463,991
Series A, 5.88%, 01/01/49	1,095	1,091,684
County of Hamilton Ohio, Refunding RB, 5.00%, 01/01/46	1,435	1,422,761
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares High Yield Muni Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Ohio (continued)
County of Hardin Ohio, Refunding RB
5.00%, 05/01/30	$620	$ 617,997
5.25%, 05/01/40	615	594,452
5.50%, 05/01/50	2,895	2,621,282
Ohio Higher Educational Facility Commission, Refunding RB, 4.00%, 10/01/47	3,500	2,854,051
Ohio Housing Finance Agency, RB, M/F Housing, Series A, 5.70%, 08/01/43(b)	3,500	3,678,319
		55,965,495
Oklahoma — 0.8%
Oklahoma Development Finance Authority, RB(b)
7.25%, 09/01/51	14,040	13,772,819
Series A-2, 7.25%, 09/01/51	1,920	1,883,462
Tulsa County Industrial Authority, Refunding RB, 5.25%, 11/15/37	1,050	1,061,587
		16,717,868
Oregon — 0.2%
Clackamas County Hospital Facility Authority, Refunding RB, Series A, 5.25%, 11/15/50	800	783,971
Oregon Health & Science University, Refunding RB, Series A, Sustainability Bonds, 3.00%, 07/01/51	3,300	2,314,318
Oregon State Facilities Authority, RB(b)
Series A, 5.00%, 06/15/49	915	817,180
Series A, 5.25%, 06/15/55	505	452,388
		4,367,857
Pennsylvania — 2.3%
Allegheny Community Broadband, Inc., RB(b)
7.75%, 09/01/45	530	529,925
8.00%, 09/01/51	625	608,527
Allentown Neighborhood Improvement Zone Development Authority, RB(b)
Series A, 5.25%, 05/01/32	300	307,258
Series A, 5.25%, 05/01/42	300	307,005
Beaver County Industrial Development Authority, Refunding RB, Series B, 3.75%, 10/01/47	10,165	8,563,708
Doylestown Hospital Authority, Refunding RB(b)
5.00%, 07/01/31	485	512,371
5.38%, 07/01/39	1,125	1,228,838
Geisinger Authority, Refunding RB, Series A-1, 4.00%, 02/15/47	10,185	9,098,674
Lancaster County Hospital Authority, RB, 5.00%, 11/01/46	4,890	4,966,850
Lancaster Municipal Authority, RB, Series B, 5.00%, 05/01/54	300	291,287
Montgomery County Higher Education and Health Authority, Refunding RB, (GTD), 4.00%, 09/01/49	3,000	2,674,945
Pennsylvania Economic Development Financing Authority, RB
6.88%, 09/01/47(b)	11,590	12,215,462
AMT, 5.25%, 06/30/53	540	541,794
Pennsylvania Economic Development Financing Authority, Refunding RB(c)
Series B, 5.25%, 12/01/38	1,750	1,751,878
Series C, 5.25%, 12/01/37	3,065	3,068,290
Security	Par (000)	Value
Pennsylvania (continued)
Pennsylvania Higher Education Assistance Agency, RB, Sub-Series 1C, AMT, 5.00%, 06/01/51	$640	$ 607,893
School District of Philadelphia, GOL, Series A, (AGM), 5.50%, 09/01/48	490	520,359
		47,795,064
Puerto Rico — 8.9%
Children’s Trust Fund, RB, Series A, 0.00%, 05/15/57(e)	80,860	3,915,937
Children’s Trust Fund, Refunding RB, Series B, 0.00%, 05/15/55(e)	2,000	244,205
Commonwealth of Puerto Rico, GO
Series A-1, Restructured, 5.75%, 07/01/31	3,402	3,677,174
Series A-1, Restructured, 4.00%, 07/01/41	1,059	991,070
Commonwealth of Puerto Rico, GO, CAB, Series A, Restructured, 0.00%, 07/01/33(e)	5,283	3,827,702
Commonwealth of Puerto Rico, Notes(c)
0.00%, 11/01/51(g)(h)	104,228	62,616,273
0.00%, 11/01/51	82,884	26,626,485
PRIFA Custodial Trust, RB, Series 2005, 0.00%, 03/15/49	3,300	864,115
Puerto Rico Electric Power Authority, RB
Series A, 7.25%, 07/01/30(g)(h)	250	176,250
Series A, 7.00%, 07/01/33(g)(h)	8,735	6,158,175
Series A, 6.75%, 07/01/36(g)(h)	5,830	4,110,150
Series A, 7.00%, 07/01/40	1,000	705,000
Series A, 5.00%, 07/01/42(g)(h)	1,605	1,131,525
Series A, 5.05%, 07/01/42(g)(h)	1,080	761,400
Series A, 7.00%, 07/01/43(g)(h)	775	546,375
Series A-1, 10.00%, 07/01/19(g)(h)	230	170,932
Series A-2, 10.00%, 07/01/19(g)(h)	1,161	862,360
Series A-3, 10.00%, 07/01/19(g)(h)	748	555,144
Series B-3, 10.00%, 07/01/19(g)(h)	748	555,144
Series C-1, 5.40%, 01/01/18(g)(h)	2,054	1,448,194
Series C-2, 5.40%, 07/01/18(g)(h)	2,055	1,448,428
Series C-3, 5.40%, 01/01/20(g)(h)	208	146,412
Series C-4, 5.40%, 07/01/20(g)(h)	208	146,412
Series CCC, 5.00%, 07/01/22	715	504,075
Series CCC, 5.00%, 07/01/25	620	437,100
Series CCC, 5.25%, 07/01/26(g)(h)	590	415,950
Series CCC, 5.25%, 07/01/28(g)(h)	1,945	1,371,225
Series D-1, 7.50%, 01/01/20(g)(h)	2,332	1,679,206
Series D-2, 7.50%, 01/01/20(g)(h)	4,430	3,189,552
Series D-4, 7.50%, 07/01/20(g)(h)	709	510,664
Series TT, 5.00%, 07/01/18(g)(h)	900	634,500
Series TT, 5.00%, 07/01/27	2,290	1,614,450
Series WW, 5.50%, 07/01/17(g)(h)	475	334,875
Series WW, 5.50%, 07/01/18(g)(h)	415	292,575
Series WW, 5.50%, 07/01/19(g)(h)	335	236,175
Series WW, 5.38%, 07/01/22(g)(h)	4,500	3,172,500
Series WW, 5.38%, 07/01/24(g)(h)	815	574,575
Series WW, 5.25%, 07/01/25	1,940	1,367,700
Series WW, 5.25%, 07/01/33(g)(h)	315	222,075
Series WW, 5.50%, 07/01/38(g)(h)	415	292,575
Series XX, 5.25%, 07/01/26	2,500	1,762,500
Series XX, 5.25%, 07/01/27(g)(h)	230	162,150
Series XX, 5.25%, 07/01/35(g)(h)	705	497,025
Series XX, 5.75%, 07/01/36(g)(h)	2,870	2,023,350
Puerto Rico Electric Power Authority, Refunding RB
Series AAA, 5.25%, 07/01/22(g)(h)	765	539,325

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares High Yield Muni Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Puerto Rico (continued)
Puerto Rico Electric Power Authority, Refunding RB (continued)
Series AAA, 5.25%, 07/01/25	$3,560	$ 2,509,800
Series AAA, 5.25%, 07/01/28(g)(h)	3,655	2,576,775
Series AAA, 5.25%, 07/01/29(g)(h)	190	133,950
Series UU, 0.00%, 07/01/17(c)(g)(h)	2,660	1,875,300
Series UU, 0.00%, 07/01/18(c)(g)(h)	125	88,125
Series UU, 0.00%, 07/01/20(c)(g)(h)	1,135	800,175
Series UU, 1.00%, 07/01/31(c)(g)(h)	1,345	948,225
Series ZZ, 5.25%, 07/01/19(g)(h)	1,050	740,250
Series ZZ, 5.25%, 07/01/23(g)(h)	370	260,850
Series ZZ, 5.25%, 07/01/25(g)(h)	265	186,825
Series ZZ, 5.00%, 07/01/28(g)(h)	345	243,225
Series ZZ, 5.00%, 12/29/49(g)(h)	330	232,650
Puerto Rico Industrial Tourist Educational Medical & Envirml Ctl Facs Fing Authority, ARB
Series A-1, AMT, 6.75%, 01/01/45	680	757,416
Series A-2, AMT, 6.50%, 01/01/42	445	495,947
Series A-2, AMT, 6.75%, 01/01/45	680	757,416
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-2, Restructured, 4.54%, 07/01/53	1,564	1,444,248
Series A-2, Restructured, 4.78%, 07/01/58	1,495	1,424,271
Series B-1, Restructured, 5.00%, 07/01/58	4,880	4,710,370
Series B-2, Restructured, 4.78%, 07/01/58	626	596,384
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB(e)
Series A-1, Restructured, 0.00%, 07/01/33	2,574	1,979,439
Series A-1, Restructured, 0.00%, 07/01/46	43,272	15,424,023
Series B-1, Restructured, 0.00%, 07/01/46	8,066	2,875,073
		184,579,721
Rhode Island — 0.3%
Rhode Island Health and Educational Building Corp., RB, Series A, (NPFGC), 5.00%, 07/01/65	5,080	5,016,295
Tobacco Settlement Financing Corp., RB, CAB, Series A, 0.00%, 06/01/52(e)	6,280	841,482
		5,857,777
South Carolina — 1.7%
City of Goose Creek South Carolina, SAB, 5.25%, 10/01/45(b)	1,000	1,015,949
City of Hardeeville South Carolina, SAB(b)
3.50%, 05/01/32	110	99,717
3.88%, 05/01/41	240	206,182
4.00%, 05/01/52	165	126,099
County of Dorchester South Carolina, SAB, 6.00%, 10/01/51(b)	2,240	2,259,326
South Carolina Jobs-Economic Development Authority, RB
7.50%, 08/15/62(b)	1,935	1,731,304
Series A, 5.63%, 10/01/60	1,330	1,314,518
Security	Par (000)	Value
South Carolina (continued)
South Carolina Jobs-Economic Development Authority, RB, M/F Housing(b)
6.88%, 03/01/65	$14,610	$ 14,010,176
Series A, 6.75%, 12/01/60	14,985	14,821,154
		35,584,425
Tennessee — 0.1%
Metropolitan Government Nashville & Davidson County Health & Educational Fcilities Board, Refunding RB, 4.00%, 10/01/49	1,635	1,341,525
Metropolitan Government Nashville & Davidson County Industrial Development Board, SAB, CAB, 0.00%, 06/01/43(b)(e)	3,830	1,721,969
		3,063,494
Texas — 7.3%
Angelina & Neches River Authority, RB, Series A, AMT, 7.50%, 12/01/45(b)(g)(h)	2,340	117,000
Arlington Higher Education Finance Corp., RB(b)(g)(h)
5.63%, 08/15/54	6,160	3,696,000
7.50%, 04/01/62	1,970	985,000
7.88%, 11/01/62	1,670	1,002,000
Arlington Higher Education Finance Corp., Refunding RB, (SAW), 3.00%, 08/15/50	4,405	3,125,144
Beaumont Housing Authority, RB, M/F Housing, Series A, Senior Lien, 6.50%, 07/01/55(b)	1,270	1,258,104
Central Texas Regional Mobility Authority, Refunding RB(e)
0.00%, 01/01/28	3,000	2,853,838
0.00%, 01/01/29	500	460,918
0.00%, 01/01/30	1,330	1,187,509
0.00%, 01/01/31	4,000	3,452,877
City of Anna Texas, SAB
4.88%, 09/15/31(b)	202	204,929
5.50%, 09/15/44(b)	769	787,411
5.75%, 09/15/54(b)	195	197,439
5.50%, 09/15/55	1,000	1,009,874
5.70%, 09/15/56(b)	1,200	1,199,389
City of Aubrey Texas, SAB(b)
5.38%, 12/31/45	1,000	1,004,842
5.63%, 12/31/55	1,750	1,741,389
City of Bastrop Texas, SAB(b)
5.38%, 09/01/45	390	397,914
5.63%, 09/01/55	780	787,881
City of Buda Texas, SAB(b)
6.00%, 09/01/55	1,080	1,071,850
6.75%, 09/01/55	2,170	2,154,768
City of Celina Texas, SAB(b)
5.38%, 09/01/45	390	389,765
5.50%, 09/01/45	100	101,435
5.63%, 09/01/55	1,010	998,725
City of Corpus Christi Texas, SAB
5.38%, 09/15/31	53	54,795
6.13%, 09/15/44	450	457,033
6.50%, 09/15/54	767	769,713
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares High Yield Muni Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Texas (continued)
City of Crandall Texas, SAB(b)
5.00%, 09/15/41	$500	$ 492,319
5.25%, 09/15/45	270	271,807
5.50%, 09/15/55	650	650,469
5.63%, 09/15/55	1,450	1,447,800
City of Ennis Texas, SAB(b)
5.25%, 09/15/45	600	604,909
5.50%, 09/15/55	880	871,695
City of Fate Texas, SAB, 5.75%, 08/15/54(b)	290	292,401
City of Friendswood Texas, SAB, 7.00%, 09/15/54	2,146	2,162,872
City of Houston Texas Airport System Revenue, ARB, Series A, AMT, 4.00%, 07/01/41	3,600	3,334,590
City of Houston Texas Hotel Occupancy Tax & Special Revenue, Refunding RB, CAB, Series C, 1st Lien, (Remove), 0.00%, 09/01/49(e)	11,400	3,516,495
City of Hutto Texas, SAB(b)
5.13%, 09/01/45	300	301,537
5.38%, 09/01/60	1,000	981,777
City of Lavon Texas, SAB
5.75%, 09/15/55	1,450	1,455,608
6.38%, 09/15/55	1,200	1,198,286
City of Marble Falls Texas, SAB(b)
4.63%, 09/01/31	100	97,836
4.88%, 09/01/41	295	282,510
6.38%, 09/01/44	180	180,030
5.13%, 09/01/51	500	453,112
6.63%, 09/01/54	1,140	1,108,985
City of Oak Point Texas, SAB(b)
5.10%, 09/15/44	500	502,520
5.25%, 09/15/54	230	221,992
5.63%, 09/15/54	1,000	1,000,024
City of Pilot Point Texas, SAB
6.13%, 09/15/45(b)	1,440	1,511,096
6.00%, 09/15/46	900	905,997
6.75%, 09/15/46	655	659,196
6.25%, 09/15/56	1,400	1,399,301
7.00%, 09/15/56	650	649,680
City of Princeton Texas, SAB(b)
4.38%, 09/01/31	150	150,630
5.00%, 09/01/44	350	352,628
5.13%, 09/01/44	425	426,916
5.38%, 09/01/45	715	726,207
5.25%, 09/01/54	575	568,878
5.38%, 09/01/54	642	642,711
5.63%, 09/01/55	2,460	2,474,178
City of San Marcos Texas, SAB(b)
3.75%, 09/01/27	100	99,278
4.00%, 09/01/32	237	230,904
4.25%, 09/01/42	750	696,033
4.50%, 09/01/51	520	455,256
City of Seagoville Texas, SAB(b)
5.75%, 09/15/45	625	647,163
6.00%, 09/15/54	295	302,684
City of Terrell Texas, SAB, 7.00%, 09/15/55(b)	3,855	3,943,503
Clifton Higher Education Finance Corp., RB, Series A, 6.00%, 06/15/54(b)	400	372,831
Club Municipal Management District No. 1, SAB, 5.38%, 09/01/55(b)	550	542,794
County of Denton Texas, SAB, 5.88%, 12/31/45(b)	1,540	1,592,129
County of Hays Texas, Refunding SAB, 5.63%, 09/15/45(b)	1,050	1,066,787
Security	Par (000)	Value
Texas (continued)
County of Medina Texas, SAB, 5.75%, 09/01/56	$800	$ 798,443
Fort Bend County Industrial Development Corp., RB, Series B, 4.75%, 11/01/42	1,380	1,380,189
Harris County Cultural Education Facilities Finance Corp., Refunding RB
3.00%, 10/01/51	2,050	1,446,748
Series A, 5.00%, 01/01/43	520	519,984
Series A, 5.13%, 01/01/48	1,535	1,530,498
Harris County Improvement District No. 18, GO, Series A, (Remove), 3.50%, 09/01/47	1,465	1,196,756
Hemphill County Hospital District, GOL
4.63%, 02/01/39	1,500	1,407,051
4.75%, 02/01/45	2,500	2,202,435
Houston Higher Education Finance Corp., RB, 4.00%, 10/01/51	1,400	1,114,784
New Hope Cultural Education Facilities Finance Corp., RB, Series A, 5.00%, 01/01/55	700	589,984
New Hope Cultural Education Facilities Finance Corp., Refunding RB
5.38%, 01/01/55	1,100	1,106,447
Series A, 6.75%, 10/01/52	5,000	5,134,126
New Hope Higher Education Finance Corp., RB, Series A, 5.75%, 06/15/51(b)	5,580	4,142,691
Port Arthur Housing Authority, RB, M/F Housing, Subordinate, 7.50%, 10/01/36(b)	1,740	1,698,082
Port of Beaumont Industrial Development Authority, RB, 4.10%, 01/01/28(b)	6,900	6,279,404
Port of Beaumont Navigation District, RB, AMT, 2.88%, 01/01/41(b)	2,225	1,612,586
Port of Beaumont Navigation District, Refunding ARB, Series B, 10.00%, 07/01/26(b)	3,820	3,821,575
Port of Beaumont Navigation District, Refunding RB(b)
Series A, AMT, 3.63%, 01/01/35	3,380	3,072,100
Series A, AMT, 4.00%, 01/01/50	31,160	23,776,725
San Antonio Education Facilities Corp., RB, Series A, 5.00%, 10/01/41	645	599,818
Tarrant County Cultural Education Facilities Finance Corp., Refunding RB, 3.00%, 12/01/50	6,000	4,321,532
Texas Community Housing & Economic Development Corp., RB, M/F Housing, Series A1, Senior Lien, 6.25%, 01/01/65(b)	4,935	4,595,531
Texas Municipal Gas Acquisition & Supply Corp. III, Refunding RB, 5.00%, 12/15/32	1,500	1,608,248
Texas Water Development Board, RB, 4.00%, 10/15/45	3,215	3,109,118
		150,378,751
Utah — 1.1%
Black Desert Public Infrastructure District, GOL, Series A, 4.00%, 03/01/51(b)	3,921	3,221,246
County of Utah, RB, Series A, 3.00%, 05/15/50	940	691,374
Mida Mountain Village Public Infrastructure District, TA(b)
Series 1, 5.50%, 06/01/50	1,450	1,467,390
Series 1, Subordinate, 5.13%, 06/15/54	2,000	2,005,972
Series 2, Subordinate, 5.75%, 06/15/44	1,500	1,552,628
Point Phase 1 Public Infrastructure District No. 1, RB, Series A-1, 6.13%, 03/01/55	1,000	1,040,876
Ridges Estates Infrastructure Financing District, SAB, 6.25%, 12/01/53(b)	5,352	5,528,323

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares High Yield Muni Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Utah (continued)
SkyRidge Pegasus Infrastructure Financing District, SAB, 5.25%, 12/01/44(b)	$3,850	$ 3,877,585
Utah Charter School Finance Authority, RB, Series A, 5.00%, 06/15/52(b)	1,320	1,090,977
Utah Infrastructure Agency, RB
5.50%, 10/15/44	460	483,639
5.50%, 10/15/48	435	446,223
Wood Ranch Public Infrastructure District, SAB, 5.63%, 12/01/53(b)	465	469,289
		21,875,522
Vermont(b) — 0.6%
East Central Vermont Telecommunications District, RB
Series A, 4.75%, 12/01/40	2,850	2,638,959
Series A, 4.50%, 12/01/44	3,695	3,112,100
Series A, 6.88%, 12/01/46	3,630	3,846,244
Series A, 4.50%, 12/01/50	3,000	2,283,191
		11,880,494
Virginia — 1.6%
Ballston Quarter Community Development Authority, TA
Series A, 5.50%, 03/01/46	500	475,120
Series A-1, 5.50%, 03/01/46	5,454	5,394,315
Ballston Quarter Community Development Authority, TA, CAB, Series A-2, 7.13%, 03/01/59(f)	4,432	4,110,818
Fairfax County Industrial Development Authority, Refunding RB, Series A, 4.00%, 05/15/48	1,780	1,669,861
Hanover County Economic Development Authority, Refunding RB, 4.00%, 07/01/40(b)	1,790	1,681,850
James City County Economic Development Authority, RB, Series A, 6.88%, 12/01/58	1,475	1,606,186
Lower Magnolia Green Community Development Authority, SAB(b)
5.00%, 03/01/35	430	430,099
5.00%, 03/01/45	475	473,272
Norfolk Redevelopment & Housing Authority, RB, Series A, 5.00%, 01/01/49	1,250	1,171,307
Rockingham County Economic Development Authority, Refunding RB, Series A, 3.00%, 11/01/46	3,750	2,902,984
Tobacco Settlement Financing Corp., Refunding RB, Series A-1, 6.71%, 06/01/46	9,850	7,279,532
Virginia Beach Development Authority, RB
Series A, 7.00%, 09/01/53	1,800	1,971,162
Series B3, 5.38%, 09/01/29	1,085	1,090,974
Virginia Commonwealth University Health System Authority, RB, Series A, 4.00%, 07/01/54	2,500	2,245,929
		32,503,409
Washington — 1.4%
Washington Economic Development Finance Authority, RB
AMT, 5.88%, 12/01/45(c)	4,000	4,061,287
Series A, AMT, Sustainability Bonds, 5.63%, 12/01/40(b)	3,470	3,559,091
Washington State Housing Finance Commission, RB
6.00%, 07/01/59(b)	300	303,593
05/01/66(d)	4,155	4,160,255
Series A, 5.75%, 01/01/53(b)	720	698,143
Series A, 5.88%, 01/01/59(b)	585	569,445
Security	Par (000)	Value
Washington (continued)
Washington State Housing Finance Commission, RB (continued)
Series B2, 3.95%, 07/01/29(b)	$2,830	$ 2,830,238
Washington State Housing Finance Commission, RB, M/F Housing, Series 1, Sustainability Bonds, 3.38%, 04/20/37	3,118	2,913,457
Washington State Housing Finance Commission, Refunding RB
5.75%, 01/01/35(b)	265	265,043
5.00%, 01/01/43(b)	2,000	1,915,980
6.00%, 01/01/45(b)	940	940,003
Series A, 5.00%, 07/01/48	620	613,696
Series C-3, 6.25%, 01/01/56	6,300	6,368,506
		29,198,737
Wisconsin — 6.9%
Public Finance Authority, ARB, AMT, 4.00%, 07/01/41	530	496,513
Public Finance Authority, RB
6.25%, 10/01/31(b)(g)(h)	910	91,000
5.00%, 06/15/41(b)	925	835,846
7.00%, 10/01/47(b)(g)(h)	910	91,000
5.00%, 06/15/53	645	607,277
5.75%, 12/01/54(b)	17,175	17,307,304
5.00%, 06/15/55(b)	2,405	1,909,368
5.00%, 01/01/56(b)	3,790	3,163,327
Class A, 4.00%, 09/01/51(b)	1,185	905,013
Class A, 6.45%, 04/01/60(b)	1,080	1,062,079
Class B, 5.42%, 07/01/62(b)(c)	8,800	7,172,000
Series A, 4.25%, 06/15/31(b)	170	167,438
Series A, 5.00%, 06/01/40(b)	750	697,792
Series A, 5.00%, 06/15/41(b)	510	493,862
Series A, 7.75%, 07/01/43(b)	9,100	7,645,796
Series A, 5.00%, 12/15/44(b)	410	397,224
Series A, 7.00%, 01/01/45(b)	2,000	2,154,468
Series A, 6.85%, 11/01/46(b)(g)(h)	1,325	463,750
Series A, 7.00%, 11/01/46(b)(g)(h)	805	281,750
Series A, 5.00%, 06/01/49(b)	1,340	1,128,493
Series A, 5.63%, 06/15/49(b)	7,700	6,959,631
Series A, 5.00%, 06/15/51(b)	1,060	918,269
Series A, 5.25%, 12/01/51(b)(g)(h)	5,280	3,389,983
Series A, 5.00%, 06/15/55(b)	11,540	9,112,263
Series A, 4.75%, 06/15/56(b)	2,385	2,023,461
Series A, 7.50%, 07/01/59(b)	7,880	8,712,021
Series A, 7.25%, 01/01/61(b)	6,490	6,877,036
Series A-1, 4.50%, 01/01/35(b)	740	725,522
Series B, 0.00%, 01/01/35(b)(e)	950	572,179
Series B, 8.50%, 01/01/36(b)	2,750	2,555,419
Series B, 0.00%, 01/01/60(b)(e)	31,635	2,800,852
AMT, 5.75%, 06/30/60	4,565	4,676,146
AMT, 6.50%, 12/31/65	4,985	5,483,368
AMT, Sustainability Bonds, 4.00%, 09/30/51	4,000	3,343,844
AMT, Sustainability Bonds, 4.00%, 03/31/56	3,370	2,736,602
Public Finance Authority, RB, CAB(b)(e)
0.00%, 12/15/32	4,428	2,929,854
0.00%, 12/15/38	2,535	1,167,939
0.00%, 12/15/42	17,085	5,321,901
Public Finance Authority, RB, M/F Housing(b)
3.78%, 01/25/41(c)	8,602	3,828,573
Subordinate, 4.13%, 01/20/41(c)	7,161	3,902,741
Series A, Subordinate, 7.13%, 07/01/65	2,740	2,718,982
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares High Yield Muni Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Wisconsin (continued)
Public Finance Authority, Refunding RB(b)
5.00%, 05/15/32	$980	$ 986,442
5.00%, 03/01/52	1,300	1,148,280
6.25%, 03/01/61	1,100	1,051,552
Wisconsin Center District, RB, CAB(e)
Series C, (AGM), 0.00%, 12/15/50	17,500	5,279,363
Series C, (AGM), 0.00%, 12/15/60	7,300	1,293,092
Series D, 0.00%, 12/15/55	4,140	958,811
Wisconsin Health & Educational Facilities Authority, RB, Series A, 5.75%, 08/15/54	1,375	1,418,611
Wisconsin Health & Educational Facilities Authority, Refunding RB, 4.00%, 01/01/47	2,540	2,155,251
		142,119,288
Total Municipal Bonds — 91.1% (Cost: $1,970,463,457)		1,888,752,613
Municipal Bonds Transferred to Tender Option Bond Trusts(i)
District of Columbia — 0.5%
District of Columbia Income Tax Revenue, Refunding RB, Series A, 5.00%, 06/01/50	10,000	10,453,419
New York — 1.9%
New York City Transitional Finance Authority Future Tax Secured Revenue, RB, Series H-1, Subordinate, 5.00%, 11/01/50	7,500	7,726,400
New York State Thruway Authority, RB, 2nd Series, Sustainability Bonds, 5.00%, 03/15/59	20,500	21,066,872
Triborough Bridge & Tunnel Authority, Refunding RB, Sub-Series B-1, Senior Lien, 5.00%, 05/15/56	12,000	12,110,939
		40,904,211
Pennsylvania — 2.0%
Pennsylvania Housing Finance Agency, RB, S/F Housing
Series 143A, Sustainability Bonds, 5.45%, 04/01/51	12,495	12,913,671
Series 149 A, 5.15%, 10/01/50(j)	20,000	20,490,322
Pennsylvania Housing Finance Agency, Refunding RB, S/F Housing, Series 142-A, Sustainability Bonds, 5.00%, 10/01/50	7,500	7,601,032
		41,005,025
Texas — 0.5%
City of El Paso Texas Water & Sewer Revenue, Refunding RB, 5.00%, 03/01/52	10,000	10,220,796
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 4.9% (Cost: $100,570,024)		102,583,451

	Beneficial Interest (000)
Other Interests
Industrial REITs — 0.0%
ESC Sumter County Industrial Development Authority(a)(k)	$250	—
Total Other Interests — 0.0% (Cost: $118,301)		—

Security	Shares	Value
Warrants
Construction & Engineering — 0.0%
Brightline West, (Expires 11/26/35, Strike Price USD 5.00)(a)(h)	382,250	$ 668,937
Total Warrants — 0.0% (Cost: $ — )		668,937
Total Long-Term Investments — 96.1% (Cost: $2,075,311,403)		1,993,905,032
Short-Term Securities
Money Market Funds — 5.8%
BlackRock Liquidity Funds, MuniCash, Institutional Shares, 3.31%(l)(m)	119,383,490	119,395,428
Total Short-Term Securities — 5.8% (Cost: $119,395,428)		119,395,428
Total Investments — 101.9% (Cost: $2,194,706,831)		2,113,300,460
Other Assets Less Liabilities — 1.8%		37,822,455
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (3.7)%		(77,044,521)
Net Assets — 100.0%		$ 2,074,078,394

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(d)	When-issued security.
(e)	Zero-coupon bond.
(f)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step- down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(g)	Issuer filed for bankruptcy and/or is in default.
(h)	Non-income producing security.
(i)
Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing. See
Note 4 of the Notes to Financial Statements for details.

(j)
All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire between October 1, 2043, is $15,529,306. See Note 4 of the
Notes to Financial Statements for details.

(k)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(l)	Affiliate of the Fund.
(m)	Annualized 7-day yield as of period end.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares High Yield Muni Active ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/26	Shares Held at 04/30/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, MuniCash, Institutional Shares	$ 116,080,844	$ 3,314,584 (a)	$ —	$ —	$ —	$ 119,395,428	119,383,490	$ 1,507,092	$ —

(a)	Represents net amount purchased (sold).
Derivative Financial Instruments Categorized by Risk Exposure
For the period ended April 30, 2026, the effect of derivative financial instruments in the Statement of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$ —	$ —	$ —	$ —	$ (451,390)	$ —	$ (451,390)
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ —	$ —	$ 1,404,935	$ 1,404,935
Corporate Bonds	—	495,096	—	495,096
Municipal Bonds	—	1,888,752,613	—	1,888,752,613
Municipal Bonds Transferred to Tender Option Bond Trusts	—	102,583,451	—	102,583,451
Other Interests	—	—	—	—
Warrants	—	—	668,937	668,937
Short-Term Securities
Money Market Funds	119,395,428	—	—	119,395,428
	$119,395,428	$1,991,831,160	$2,073,872	$2,113,300,460
The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, TOB Trust Certificates of $76,620,000 are categorized as Level 2 within the fair value hierarchy.
See notes to financial statements.
Schedule of Investments

Statement of Assets and Liabilities (unaudited)
April 30, 2026

iShares High Yield Muni Active ETF
ASSETS
Investments, at value — unaffiliated(a)	$ 1,993,905,032
Investments, at value — affiliated(b)	119,395,428
Receivables:
Investments sold	39,658
Capital shares sold	9,728,230
Dividends — unaffiliated	225,229
Interest — unaffiliated	35,574,639
Prepaid expenses	16,814
Total assets	2,158,885,030
ACCRUED LIABILITIES
Bank overdraft	153,807
Payables:
Investments purchased	6,861,524
Interest expense and fees	424,521
Investment advisory fees	646,693
Other accrued expenses	100,091
Total accrued liabilities	8,186,636
OTHER LIABILITIES
TOB Trust Certificates	76,620,000
Total liabilities	84,806,636
Commitments and contingent liabilities
NET ASSETS	$ 2,074,078,394
NET ASSETS CONSIST OF
Paid-in capital	$ 2,297,927,472
Accumulated loss	(223,849,078)
NET ASSETS	$ 2,074,078,394
NET ASSET VALUE
Shares outstanding	42,640,340
Net asset value	$ 48.64
Shares authorized	Unlimited
Par value	None
(a) Investments, at cost—unaffiliated	$2,075,311,403
(b) Investments, at cost—affiliated	$119,395,428
See notes to financial statements.

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Statement of Operations (unaudited)
Six Months Ended April 30, 2026

iShares High Yield Muni Active ETF
INVESTMENT INCOME
Dividends — affiliated	$1,507,092
Interest — unaffiliated	66,684,598
Total investment income	68,191,690
EXPENSES
Investment advisory	4,506,606
Interest expense — unaffiliated(a)	1,863,855
Portfolio investment fees	54,745
Commitment costs	3,335
Total expenses	6,428,541
Less fees waived and/or reimbursed by the Manager	(155,812)
Total expenses after fees waived and/or reimbursed	6,272,729
Net investment income	61,918,961
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	1,043,544
Futures contracts	(451,390)
592,154
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	(32,497,204)
Net realized and unrealized loss	(31,905,050)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$30,013,911
(a) All or a portion of is related to TOB Trusts.
See notes to financial statements.
Financial Statements

Statements of Changes in Net Assets

	iShares High Yield Muni Active ETF
	Six Months Ended 04/30/26 (unaudited)	Year Ended 10/31/25(a)
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$61,918,961	$88,366,506
Net realized gain (loss)	592,154	(11,260,495)
Net change in unrealized appreciation (depreciation)	(32,497,204)	(11,863,666)
Net increase in net assets resulting from operations	30,013,911	65,242,345
DISTRIBUTIONS TO SHAREHOLDERS(b)
Fund	(64,734,334)(c)	(58,648,677)
Predecessor Fund
Institutional	—	(9,043,749)
Investor A	—	(4,939,309)
Investor C	—	(174,110)
Class K	—	(3,221,957)
Decrease in net assets resulting from distributions to shareholders	(64,734,334)	(76,027,802)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(162,871,222)	697,342,338
NET ASSETS
Total increase (decrease) in net assets	(197,591,645)	686,556,881
Beginning of period	2,271,670,039	1,585,113,158
End of period	$2,074,078,394	$2,271,670,039

(a)
During the period the Fund converted from a mutual fund to an exchange traded fund pursuant to an Agreement and Plan of Reorganization. See Note 1 of the Notes to Financial Statements
for information on the Fund’s reorganization.

(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
See notes to financial statements.

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Financial Highlights
(For a share outstanding throughout each period)

	iShares High Yield Muni Active ETF(a)
	Six Months Ended 04/30/26 (unaudited)	Year Ended 10/31/25	Period from 07/01/24 to 10/31/24	Year Ended 06/30/24	Year Ended 06/30/23	Year Ended 06/30/22	Year Ended 06/30/21

Net asset value, beginning of period	$49.19	$49.43	$49.70	$47.31	$48.83	$58.00	$51.76
Net investment income(b)	1.30	2.34	0.76	2.12	1.95	1.74	1.90
Net realized and unrealized gain (loss)(c)	(0.50)	(0.52)	(0.32)	2.28	(1.52)	(9.01)	6.24
Net increase (decrease) from investment operations	0.80	1.82	0.44	4.40	0.43	(7.27)	8.14
Distributions(d)
From net investment income	(1.35)(e)	(2.06)	(0.71)	(2.01)	(1.95)	(1.74)	(1.90)
From net realized gain	—	—	—	—	—	(0.16)	—
Total distributions	(1.35)	(2.06)	(0.71)	(2.01)	(1.95)	(1.90)	(1.90)
Net asset value, end of period	$48.64	$49.19	$49.43	$49.70	$47.31	$48.83	$58.00
Total Return(f)
Based on net asset value	1.66%(g)	3.82%	0.86%(g)	9.64%(h)	0.90%(h)	(12.84)%	16.00%
Ratios to Average Net Assets(i)
Total expenses	0.55%(j)	0.65%(k)	0.61%(j)(l)	0.60%	0.71%	0.61%	0.61%
Total expenses after fees waived and/or reimbursed	0.53%(j)	0.64%(k)	0.58%(j)(l)	0.57%	0.65%	0.59%	0.58%
Total expenses after fees waived and/or reimbursed and excluding interest expense, reorganization cost and/or portfolio investment fees(m)	0.37%(j)	0.39%	0.54%	0.54%	0.54%	0.54%	0.54%
Net investment income	5.27%(j)	4.83%	4.60%(j)	4.45%	4.12%	3.17%	3.44%
Supplemental Data
Net assets, end of period (000)	$2,074,078	$2,271,670	$835,439	$840,630	$887,272	$884,648	$1,190,526
Borrowings outstanding, end of period (000)	$76,620	$140,185	$16,330	$16,330	$—	$99,141	$114,824
Portfolio turnover rate(n)	35%	30%	15%	34%	36%	34%	23%

(a)
As of the close of trading on the New York Stock Exchange on February 7, 2025, BlackRock High Yield Municipal Fund was reorganized into the Fund. The activity in the table above is for the accounting survivor, Institutional Shares of BlackRock High Yield Municipal Fund, for the periods prior to the date of the reorganization, and for the post-reorganization combined fund thereafter. The net asset values and other per share information have been restated for periods prior to the reorganization to reflect the share conversion ratio of 0.184318. See Note 1 of the
Notes to Financial Statements for information on the Fund’s reorganization.

(b)	Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f)	Where applicable, assumes the reinvestment of distributions.
(g)	Not annualized.
(h)	Includes payment from an affiliate, which had no impact on the Fund’s total return.
(i)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(j)	Annualized.
(k)
Includes non-recurring expenses of reorganization costs and portfolio investment fees. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 0.58% and 0.57%, respectively.

(l)
Audit, printing and postage and proxy costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, total expenses, total expenses after fees waived and/or reimbursed and total expenses after fees waived and/or reimbursed and excluding interest expense and fees would have been 0.63%, 0.60% and 0.56%, respectively.

(m)	All or a portion of interest expense and fees related to TOB Trusts. See Note 4 of the Notes to Financial Statements for details.
(n)	Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights

Notes to Financial Statements (unaudited)

1.
ORGANIZATION
BlackRock ETF Trust II (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following fund (the “Fund”):
Fund Name	Diversification Classification
iShares High Yield Muni Active ETF	Diversified
The Fund, together with certain other registered investment companies advised by BlackRock Fund Advisors (“BFA” or the “Manager”) or its affiliates, is included in a complex of funds referred to as the BlackRock Fixed-Income Complex.
Prior Year Reorganization: The Board of Directors of the Corporation (the “Predecessor Board”), on behalf of BlackRock High Yield Municipal Fund (the “Predecessor Fund”), a series of BlackRock Municipal Bond Fund, Inc. (the “Predecessor Corporation”), approved an Agreement and Plan of Reorganization (the “Reorganization”), pursuant to which the Predecessor Fund reorganized into the Fund. The Reorganization was completed as of the close of trading on the New York Stock Exchange on February 7, 2025 and was not subject to approval by shareholders of the Predecessor Fund. The Fund has the same investment objective, strategies and policies as the Predecessor Fund.
The Fund was a newly-formed “shell” fund that had not commenced operations prior to the Reorganization and therefore did not have performance history prior to the Reorganization. The Fund had been organized solely in connection with the Reorganization to acquire all of the assets and assume all of the liabilities of the Predecessor Fund and continue the business of the Predecessor Fund. In connection with the Reorganization, shareholders of the Predecessor Fund received ETF shares of the Fund equal in value to the number of shares of the Predecessor Fund they owned, including a cash payment in lieu of fractional shares of the Predecessor Fund, which cash payment may be taxable. After the Reorganization, the Institutional Share class of the Predecessor Fund was the accounting and performance survivor, meaning that the Fund assumed the performance and financial history of the Predecessor Fund upon completion of the Reorganization.
The Reorganization was accomplished by a tax-free exchange of shares of the Fund in the following amounts and at the following conversion ratio:
Predecessor Fund’s Share Class	Shares Prior to Reorganization	Conversion Ratio	Shares of the Acquiring Fund
Institutional	88,066,172	0.184318	16,232,180
Investor A	46,976,002	0.183846	8,636,350
Investor C	1,730,339	0.184372	319,026
Class K	31,110,108	0.184274	5,732,784
The Predecessor Fund’s net assets and composition of net assets as of the close of trading on the New York Stock Exchange on February 7, 2025, the valuation date of the reorganization, were as follows:
Net assets	$1,546,016,999
Paid-in-capital	1,706,894,201
Accumulated loss	(160,877,202)
For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value. However, the cost basis of the investments received from the Predecessor Fund was carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.
Prior to the Reorganization, the Fund had not yet commenced operations and had no assets or liabilities. The Predecessor Fund’s fair value and cost of financial instruments prior to the Reorganization were as follows:
Predecessor Fund	Fair Value of Investments	Cost of Investments	TOB Trust Certificates
BlackRock High Yield Municipal Bond Fund	$1,590,237,414	$1,616,973,635	$36,855,000
Prior to the Reorganization, the Predecessor Fund’s independent registered public accounting firm was Deloitte & Touche LLP. The independent registered public accounting firm for the Fund is PricewaterhouseCoopers LLP.
2.
SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis. The Fund capitalizes certain transaction costs directly associated with the acquisition or transfer of an investment. The Fund expenses any portfolio investment fees associated with unconsummated transactions. Portfolio investment fees that are paid outside of a private investment’s commitment, if any, are typically treated as a Fund expense.
Cash: The Fund may maintain cash at its custodian which, at times may exceed United States federally insured limits. The Fund may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statement of Operations.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Fund. Because such gains or losses are not taxable to the Fund and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Fund’s tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by the Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes.Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Fund.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
Segment Reporting: The Chief Financial Officer acts as the Fund’s Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that the Fund operates as a single operating segment since the Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Fund’s financial statements.
3.
INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies: The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board has approved the designation of BFA as the valuation designee for the Fund. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
• Equity investments (except ETF options, equity index options or those that are customized) traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded or, if a reported closing price is not available, the last traded price on the exchange or market on which the security or instrument is primarily traded at the time of valuation or last available bid (long positions) or ask (short positions) price.
• Fixed-income investments and certain derivative instruments for which market quotations are readily available are generally valued using the last available bid price (including evaluated prices) provided by independent dealers or third-party pricing services. Floating rate loan interests are valued at the mean of the bid prices from one or more independent brokers or dealers as obtained from a third-party pricing service. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots of securities in certain asset classes may trade at lower prices than institutional round lots, and the value ultimately realized when the securities are sold could differ from the prices used by a fund. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless BFA determines such method does not represent fair value.
• Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or
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Notes to Financial Statements (unaudited) (continued)

purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Valuation Committee and third-party pricing services utilized by the Valuation Committee include one or a combination of, but not limited to, the following inputs:
(i) recent market transactions, including secondary market transactions, merger or acquisition activity and subsequent rounds of financing in the underlying investment or comparable issuers
(ii) recapitalizations and other transactions across the capital structure
(iii) market or relevant indices multiples of comparable issuers
(iv) future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks
(v) quoted prices for similar investments or assets in active markets
(vi) other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates
(vii) audited or unaudited financial statements, investor communications and Private Company financial or operational metrics
(viii) relevant market news and other public sources.
Investments in series of preferred stock issued by Private Companies are typically valued utilizing a market approach to determine the enterprise value of the company. Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used as deemed appropriate under the circumstances. The use of these valuation techniques involves a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.
Private Companies are not subject to public company disclosure, timing, and reporting standards applicable to other investments held by the Fund. Certain information made available by a Private Company is as of a date that is earlier than the date the Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price the Fund could receive upon the sale of the investment.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
•Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
•Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4.
SECURITIES AND OTHER INVESTMENTS
Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.
Warrants: Warrants entitle a fund to purchase a specified number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any. If the price of the underlying stock does not rise above the strike price before the warrant expires, the warrant generally expires without any value and a fund will lose any amount it paid for the warrant. Thus, investments in warrants may involve more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)

Municipal Bonds Transferred to TOB Trusts: The Fund leverages its assets through the use of “TOB Trust” transactions. The fund transfers municipal bonds into a special purpose trust (a “TOB Trust”). A TOB Trust issues two classes of beneficial interests: short-term floating rate interests (“TOB Trust Certificates”), which are sold to third-party investors, and residual inverse floating rate interests (“TOB Residuals”), which are issued to the participating fund that contributed the municipal bonds to the TOB Trust. The TOB Trust Certificates have interest rates that reset weekly and their holders have the option to tender such certificates to the TOB Trust for redemption at par and any accrued interest at each reset date. The TOB Residuals held by a fund provide the fund with the right to cause the holders of a proportional share of the TOB Trust Certificates to tender their certificates to the TOB Trust at par plus accrued interest. The fund may withdraw a corresponding share of the municipal bonds from the TOB Trust. Other funds managed by the investment adviser may also contribute municipal bonds to a TOB Trust into which the fund has contributed bonds. If multiple BlackRock-advised funds participate in the same TOB Trust, the economic rights and obligations under the TOB Residuals will be shared among the funds ratably in proportion to their participation in the TOB Trust.
TOB Trusts are supported by a liquidity facility provided by a third-party bank or other financial institution (the “Liquidity Provider”) that allows the holders of the TOB Trust Certificates to tender their certificates in exchange for payment of par plus accrued interest on any business day. The tendered TOB Trust Certificates are remarketed by a Remarketing Agent. In the event of a failed remarketing, the TOB Trust may draw upon a loan from the Liquidity Provider to purchase the tendered TOB Trust Certificates. Any loans made by the Liquidity Provider will be secured by the purchased TOB Trust Certificates held by the TOB Trust and will be subject to an increased interest rate based on number of days the loan is outstanding.
The TOB Trust may be collapsed without the consent of a fund, upon the occurrence of a termination event as defined in the TOB Trust agreement. Upon the occurrence of a termination event, a TOB Trust would be liquidated with the proceeds applied first to any accrued fees owed to the trustee of the TOB Trust, the Remarketing Agent and the Liquidity Provider. Upon certain termination events, TOB Trust Certificates holders will be paid before the TOB Residuals holders (i.e., the Fund) whereas in other termination events, TOB Trust Certificates holders and TOB Residuals holders will be paid pro rata.
While the fund’s investment policies and restrictions expressly permit investments in inverse floating rate securities, such as TOB Residuals, they restrict the ability of a fund to borrow money for purposes of making investments. The Fund’s transfer of the municipal bonds to a TOB Trust is considered a secured borrowing for financial reporting purposes. The cash received by the TOB Trust from the sale of the TOB Trust Certificates, less certain transaction expenses, is paid to a Fund. The Fund typically invests the cash received in additional municipal bonds.
Accounting for TOB Trusts: The municipal bonds deposited into a TOB Trust are presented in the Fund’s Schedule of Investments and the TOB Trust Certificates are shown in Other Liabilities in the Statement of Assets and Liabilities. Any loans drawn by the TOB Trust pursuant to the liquidity facility to purchase tendered TOB Trust Certificates are shown as Loan for TOB Trust Certificates. The carrying amount of the Fund’s payable to the holder of the TOB Trust Certificates, as reported in the Statement of Assets and Liabilities as TOB Trust Certificates, approximates its fair value.
Interest income, including amortization and accretion of premiums and discounts, from the underlying municipal bonds is recorded by the Fund on an accrual basis. Interest expense incurred on the TOB Trust transaction and other expenses related to remarketing, administration, trustee, liquidity and other services to a TOB Trust are shown as interest expense and fees in the Statement of Operations. Fees paid upon creation of the TOB Trust are recorded as debt issuance costs and are amortized to interest expense and fees in the Statement of Operations to the expected maturity of the TOB Trust. In connection with the restructurings of the TOB Trusts to non-bank sponsored TOB Trusts, the Fund incurred non-recurring, legal and restructuring fees, which are recorded as interest expense and fees in the Statement of Operations. Amounts recorded within interest expense and fees in the Statement of Operations are:
Fund Name	Interest Expense	Liquidity Fees	Other Expenses	Total
iShares High Yield Muni Active ETF	$ 1,553,960	$ 218,972	$ 90,907	$ 1,863,839
For the six months ended April 30, 2026, the following table is a summary of the Fund’s TOB Trusts:
Fund Name	Underlying Municipal Bonds Transferred to TOB Trusts(a)	Liability for TOB Trust Certificates(b)	Range of Interest Rates on TOB Trust Certificates at Period End	Average TOB Trust Certificates Outstanding	Daily Weighted Average Rate of Interest and Other Expenses on TOB Trusts
iShares High Yield Muni Active ETF	$ 102,583,451	$ 76,620,000	3.12%	$ 127,705,690	2.94%

(a)
The municipal bonds transferred to a TOB Trust are generally high grade municipal bonds. In certain cases, when municipal bonds transferred are lower grade municipal bonds, the TOB
Trust transaction may include a credit enhancement feature that provides for the timely payment of principal and interest on the bonds to the TOB Trust by a credit enhancement provider in the event of default of the municipal bond. The TOB Trust would be responsible for the payment of the credit enhancement fee and the Fund, as TOB Residuals holders, would be responsible for reimbursement of any payments of principal and interest made by the credit enhancement provider. The maximum potential amounts owed by the Fund, for such reimbursements, as applicable, are included in the maximum potential amounts disclosed for recourse TOB Trusts in the Schedule of Investments.

(b)
TOB Trusts may be structured on a non-recourse or recourse basis. When a fund invests in TOB Trusts on a non-recourse basis, the Liquidity Provider may be required to make a payment under the liquidity facility to allow the TOB Trust to repurchase TOB Trust Certificates. The Liquidity Provider will be reimbursed from the liquidation of bonds held in the TOB
Trust. If the Fund invests in a TOB Trust on a recourse basis, the Fund enters into a reimbursement agreement with the Liquidity Provider where the Fund is required to reimburse the
Liquidity Provider for any shortfall between the amount paid by the Liquidity Provider and proceeds received from liquidation of municipal bonds held in the TOB Trust (the “Liquidation
Shortfall”). As a result, if the Fund invests in a recourse TOB Trust, the Fund will bear the risk of loss with respect to any Liquidation Shortfall. If multiple funds participate in any such TOB
Trust, these losses will be shared ratably, including the maximum potential amounts owed by the Fund at April 30, 2026, in proportion to their participation in the TOB Trust. The recourse
TOB Trusts are identified in the Schedule of Investments including the maximum potential amounts owed by the Fund at April 30, 2026.

5.
INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of the Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Fund, except (i) interest and taxes;(ii)
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)

brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).
For its investment advisory services to the Fund, BFA will be paid a management fee from the Fund, based on a percentage of the Fund’s average daily net assets, at an annual rate of 0.39%.
Expense Waivers: BFA has contractually agreed to waive a portion of its management fees to the Fund in an amount equal to the aggregate Acquired Fund Fees and Expenses, if any, attributable to investments by the Fund in other equity and fixed-income mutual funds and ETFs advised by BFA or its affiliates through June 30, 2027. BFA has also contractually agreed to waive a portion of its management fees to the Fund by an amount equal to the aggregate Acquired Fund Fees and Expenses, if any, attributable to investments by the Fund in money market funds advised by BFA or its affiliates through June 30, 2027. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund. For the six months ended April 30, 2026, the amount waived in investment advisory fees pursuant to these arrangements was $155,812.
Distributor: BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for the Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Fund.
ETF Servicing Fees: The Fund entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Fund does not pay BRIL for ETF Services.
Trustees and Officers: Certain Trustees and/or officers of the Fund are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the Fund’s Chief Compliance Officer, which is included in Trustees and Officer in the Statement of Operations.
Other Transactions: The Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statement of Operations.
6.
 PURCHASES AND SALES
For the six months ended April 30, 2026, purchases and sales of investments, excluding short-term securities, were as follows:
Fund Name	Purchases	Sales
iShares High Yield Muni Active ETF	$ 787,213,586	$ 1,049,670,409
7.
INCOME TAX INFORMATION
The Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Fund as of April 30, 2026, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
As of October 31, 2025, the Fund had non-expiring capital loss carryforwards as follows:
Fund Name	Non-Expiring Capital Loss Carryforwards(a)
iShares High Yield Muni Active ETF	$ (155,303,804)

(a)	Amounts available to offset future realized capital gains.
As of April 30, 2026, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
Fund Name	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
iShares High Yield Muni Active ETF	$ 2,117,714,888	$ 54,460,206	$ (135,494,634)	$ (81,034,428)
8.
LINE OF CREDIT
The Trust, on behalf of the Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.40 billion credit agreement with a group of lenders. Under this agreement, the Fund may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)

funds, the Participating Funds, including the Fund, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured Overnight Financing Rate (“SOFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in April 2027 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended April 30, 2026, the Fund did not borrow under the credit agreement.
9.
PRINCIPAL RISKS
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments. The Fund’s prospectus provides details of the risks to which the Fund is subject.
The Fund structures and “sponsors” the TOB Trusts in which it holds TOB Residuals and has certain duties and responsibilities, which may give rise to certain additional risks including, but not limited to, compliance, securities law and operational risks.
As short-term interest rates rise, the Fund’s investments in the TOB Trusts may adversely affect the Fund’s net investment income and dividends to Shareholders. Also, fluctuations in the market value of municipal bonds deposited into the TOB Trust may adversely affect the Fund’s NAV per share.
The SEC and various federal banking and housing agencies have adopted credit risk retention rules for securitizations (the “Risk Retention Rules”). The Risk Retention Rules would require the sponsor of a TOB Trust to retain at least 5% of the credit risk of the underlying assets supporting the TOB Trust’s municipal bonds. The Risk Retention Rules may adversely affect the Fund’s ability to engage in TOB Trust transactions or increase the costs of such transactions in certain circumstances.
TOB Trusts constitute an important component of the municipal bond market. Any modifications or changes to rules governing TOB Trusts may adversely impact the municipal market and the Fund, including through reduced demand for and liquidity of municipal bonds and increased financing costs for municipal issuers. The ultimate impact of any potential modifications on the TOB Trust market and the overall municipal market is not yet certain.
Market Risk:  The Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force the Fund to reinvest in lower yielding securities. The Fund may also be exposed to reinvestment risk, which is the risk that income from the Fund’s portfolio will decline if the Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below the Fund portfolio’s current earnings rate.
Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities. Municipal securities can be significantly affected by political or economic changes, including changes made in the law after issuance of the securities, as well as uncertainties in the municipal market related to, taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer insolvency. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the tax benefits supporting the project or assets or the inability to collect revenues for the project or from the assets. Municipal securities may be less liquid than taxable bonds, and there may be less publicly available information on the financial condition of municipal security issuers than for issuers of other securities.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Fund may invest in illiquid investments. An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company,market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
The price the Fund could receive upon the sale of any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by the Fund, and the Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)

due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Schedule of Investments.
The Fund invests a significant portion of its assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.
The Fund invests a significant portion of its assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Fund invests.
The Fund invests a significant portion of its assets in high yield securities. High yield securities that are rated below investment-grade (commonly referred to as “junk bonds”) or are unrated may be deemed speculative, involve greater levels of risk than higher-rated securities of similar maturity and are more likely to default. High yield securities may be issued by less creditworthy issuers, and issuers of high yield securities may be unable to meet their interest or principal payment obligations. High yield securities are subject to extreme price fluctuations, may be less liquid than higher rated fixed-income securities, even under normal economic conditions, and frequently have redemption features.
The Fund invests a significant portion of its assets in fixed-income securities and/or uses derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Fund may be subject to a greater risk of rising interest rates during a period of historically low interest rates. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility, and could negatively impact the Fund’s performance.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
10.
 CAPITAL SHARE TRANSACTIONS
Capital shares are issued and redeemed by the Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of the Fund are not redeemable.
Transactions in capital shares were as follows:
	Six Months Ended 04/30/26		Period from 02/08/25 to 10/31/25
Fund Name	Shares	Amounts	Shares	Amounts
iShares High Yield Muni Active ETF(a)
Shares sold	10,080,000	$ 495,293,252	16,120,000	$ 796,820,389
Shares issued in reorganization	—	—	30,920,340	1,546,017,000
Shares redeemed	(13,620,000)	(658,164,474)	(860,000)	(42,670,102)
	(3,540,000)	$ (162,871,222)	46,180,340	$ 2,300,167,287

	Period from 11/01/24 to 10/31/25
Predecessor Fund Name / Share Class	Shares	Amounts
BlackRock High Yield Municipal Fund(a)
Institutional
Shares sold	11,428,937	$ 104,734,142
Shares issued in reinvestment of distributions	695,945	6,399,567
Shares redeemed	(15,768,485)	(144,438,486)
Shares converted in reorganization	(88,066,172)	(811,609,137)
	(91,709,775)	$ (844,913,914)

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)

	Period from 11/01/24 to 10/31/25
Predecessor Fund Name / Share Class (continued)	Shares	Amounts
BlackRock High Yield Municipal Fund(a) (continued)
Investor A
Shares sold	2,203,185	$ 20,093,854
Shares issued in reinvestment of distributions	500,577	4,590,144
Shares redeemed	(7,631,995)	(69,724,207)
Shares converted in reorganization	(46,976,002)	(431,816,719)
	(51,904,235)	$ (476,856,928)
Investor C
Shares sold	91,767	$ 837,775
Shares issued in reinvestment of distributions	18,349	168,574
Shares redeemed	(395,346)	(3,624,998)
Shares converted in reorganization	(1,730,339)	(15,951,383)
	(2,015,569)	$ (18,570,032)
Class K
Shares sold	7,506,625	$ 68,971,690
Shares issued in reinvestment of distributions	332,164	3,053,700
Shares redeemed	(5,245,637)	(47,869,705)
Shares converted in reorganization	(31,110,108)	(286,639,760)
	(28,516,956)	$ (262,484,075)
	(127,966,195)	$ (697,342,338)

(a)	See Note 1 of the Notes to Financial Statements for information on the Fund’s reorganization.
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Authorized Participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for the Fund using a clearing facility outside of the continuous net settlement process, the Fund, at its sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or Fund Securities,as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized Participant, the Fund’s custodian, and the Fund. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund Securities, the Fund may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statement of Assets and Liabilities.
11.
SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Notes to Financial Statements

Additional Information

Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
•Go to icsdelivery.com.
•If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Funds from BFA’s investment management fees.
Availability of Portfolio Holdings Information
A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com.
Fund and Service Providers
Investment Adviser
BlackRock Fund Advisors
San Francisco, CA 94105
Administrator, Custodian and Transfer Agent
State Street Bank and Trust Company
Boston, MA 02114
Distributor
BlackRock Investments, LLC
New York, NY 10001
Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
Philadelphia, PA 19103
Legal Counsel
Willkie Farr & Gallagher LLP
New York, NY 10019
Address of the Fund
100 Bellevue Parkway
Wilmington, DE 19809

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Glossary of Terms Used in these Financial Statements

Portfolio Abbreviation
AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax
ARB	Airport Revenue Bonds
BAM	Build America Mutual Assurance Co.
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
GO	General Obligation Bonds
GOL	General Obligation Ltd.
GTD	Guaranteed
M/F	Multi-Family
NPFGC	National Public Finance Guarantee Corp.
PSF	Permanent School Fund
RB	Revenue Bonds
S/F	Single-Family
SAB	Special Assessment Bonds
SAN	State Aid Notes
SAW	State Aid Withholding
ST	Special Tax
TA	Tax Allocation
Glossary of Terms Used in these Financial Statements

Want to know more?
blackrock.com | 1-800-474-2737
This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless preceded or accompanied by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Item 8 – Changes in and Disagreements with Accountants for Open-End Management Investment Companies – See Item 7

Item 9 – Proxy Disclosures for Open-End Management Investment Companies – See Item 7

Item 10 – Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies – See Item 7

Item 11 – Statement Regarding Basis for Approval of Investment Advisory Contract – Not Applicable

Item 12 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 13 – Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 14 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 15 – Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 16 – Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940

Act”)) are effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17 – Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable

Item 18 – Recovery of Erroneously Awarded Compensation – Not Applicable

Item 19 – Exhibits attached hereto

(a)(1) Code of Ethics – Not Applicable to this semi-annual report

(a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed – Not Applicable

(a)(3) Section 302 Certifications are attached

(a)(4) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable

(a)(5) Change in registrant’s independent public accountant – Not Applicable

(b) Section 906 Certifications are attached

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock ETF Trust II

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock ETF Trust II

Date: June 23, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock ETF Trust II

Date: June 23, 2026

By:	/s/ Trent Walker
Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock ETF Trust II

Date: June 23, 2026